First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Belgium — 2.4%
244,589	Ageas S.A./N.V. (EUR)	$17,188,951
	Denmark — 7.0%
230,092	AL Sydbank (DKK)	20,635,567
12,409	AP Moller - Maersk A/S, Class A (DKK)	28,583,663
		49,219,230
	France — 12.1%
205,676	BNP Paribas S.A. (EUR)	19,527,763
934,133	Credit Agricole S.A. (EUR)	19,266,246
1,261,439	Orange S.A. (EUR)	21,050,667
675,804	Rubis S.C.A. (EUR)	25,462,178
		85,306,854
	Germany — 11.3%
30,230	Allianz SE (EUR)	13,873,002
223,809	Bayerische Motoren Werke AG (Preference Shares) (EUR)	24,066,332
272,109	Mercedes-Benz Group AG (EUR)	19,209,312
182,534	Volkswagen AG (Preference Shares) (EUR)	22,212,894
		79,361,540
	Italy — 6.4%
968,039	Poste Italiane S.p.A. (EUR) (c) (d)	24,436,466
3,086,027	Snam S.p.A. (EUR)	20,512,585
		44,949,051
	Netherlands — 19.1%
1,018,910	ABN AMRO Bank N.V. (EUR) (c) (d)	35,671,190
307,412	ASR Nederland N.V. (EUR)	21,900,197
880,989	ING Groep N.V. (EUR)	24,858,442
374,324	NN Group N.V. (EUR)	28,919,358
939,568	Signify N.V. (EUR) (c) (d)	23,143,592
		134,492,779
	Norway — 4.9%
1,358,810	Aker BP ASA (NOK)	34,630,783
	Poland — 3.9%
1,033,669	ORLEN S.A. (PLN)	27,672,960
	Spain — 2.7%
526,145	Endesa S.A. (EUR)	18,939,291
	Switzerland — 3.0%
94,921	Holcim AG (CHF)	9,318,340
15,016	Zurich Insurance Group AG (CHF)	11,408,444
		20,726,784
	United Kingdom — 26.9%
1,693,731	HSBC Holdings PLC (GBP)	26,798,515
1,340,867	IG Group Holdings PLC (GBP)	23,767,508
Shares	Description	Value

	United Kingdom (Continued)
3,547,008	Investec PLC (GBP)	$26,368,163
9,029,251	Legal & General Group PLC (GBP)	31,875,677
2,665,135	NatWest Group PLC (GBP)	23,415,625
362,351	Rio Tinto PLC (GBP)	29,276,449
19,350,263	Taylor Wimpey PLC (GBP)	28,039,323
		189,541,260
	Total Common Stocks	702,029,483
	(Cost $568,989,074)
MONEY MARKET FUNDS — 0.1%
750,015	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (e)	750,015
	(Cost $750,015)

	Total Investments — 99.8%	702,779,498
	(Cost $569,739,089)
	Net Other Assets and Liabilities — 0.2%	1,244,898
	Net Assets — 100.0%	$704,024,396

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
USD	– United States Dollar

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Financials	52.6%
Consumer Discretionary	13.3
Utilities	9.2
Energy	8.9
Industrials	7.4
Materials	5.5
Communication Services	3.0
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	54.1%
GBP	27.0
DKK	7.0
NOK	4.9
PLN	3.9
CHF	3.0
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$702,029,483	$702,029,483	$—	$—
Money Market Funds	750,015	750,015	—	—
Total Investments	$702,779,498	$702,779,498	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Belgium — 1.5%
9,082	Warehouses De Pauw C.V.A. (EUR)	$236,090
	Japan — 8.3%
312	Daiwa House REIT Investment Corp. (JPY)	285,230
295	GLP J-REIT (JPY)	280,423
223	Industrial & Infrastructure Fund Investment Corp. (JPY)	219,527
350	Mitsui Fudosan Logistics Park, Inc. (JPY)	272,823
392	Nippon Prologis REIT, Inc. (JPY)	232,487
		1,290,490
	Singapore — 8.8%
313,264	Frasers Logistics & Commercial Trust (SGD) (c)	242,491
201,300	Keppel DC REIT (SGD)	352,361
215,600	Mapletree Industrial Trust (SGD)	348,878
400,677	Mapletree Logistics Trust (SGD)	411,462
		1,355,192
	United Kingdom — 7.2%
132,258	LondonMetric Property PLC (GBP)	338,190
59,897	Segro PLC (GBP)	581,636
92,048	Tritax Big Box REIT PLC (GBP)	188,843
		1,108,669
	United States — 73.3%
5,443	American Tower Corp.	955,628
51,012	Americold Realty Trust, Inc.	656,014
10,440	Crown Castle, Inc.	927,803
5,757	Digital Realty Trust, Inc.	890,665
4,007	EastGroup Properties, Inc.	713,807
1,248	Equinix, Inc.	956,168
13,327	First Industrial Realty Trust, Inc.	763,237
15,241	LXP Industrial Trust	755,649
20,562	Plymouth Industrial REIT, Inc.	449,897
8,814	Prologis, Inc.	1,125,195
17,917	Rexford Industrial Realty, Inc.	693,746
5,380	SBA Communications Corp.	1,040,653
18,764	STAG Industrial, Inc.	689,765
11,874	Terreno Realty Corp.	697,123
		11,315,350
	Total Common Stocks	15,305,791
	(Cost $15,117,904)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
55,564	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (d)	$55,564
	(Cost $55,564)

	Total Investments — 99.5%	15,361,355
	(Cost $15,173,468)
	Net Other Assets and Liabilities — 0.5%	79,893
	Net Assets — 100.0%	$15,441,248

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Real Estate	99.6%
Money Market Funds	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	74.0%
SGD	8.8
JPY	8.4
GBP	7.2
EUR	1.6
Total	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,305,791	$15,305,791	$—	$—
Money Market Funds	55,564	55,564	—	—
Total Investments	$15,361,355	$15,361,355	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 3.4%
1,471,556	Bank of Queensland Ltd. (AUD)	$6,412,758
880,699	Fortescue Ltd. (AUD)	12,936,071
1,592,667	Harvey Norman Holdings Ltd. (AUD)	7,376,312
668,886	Super Retail Group Ltd. (AUD)	7,155,508
		33,880,649
	Austria — 1.1%
193,724	OMV AG (EUR)	10,818,602
	Belgium — 0.9%
131,982	Ageas S.A./N.V. (EUR)	9,275,283
	Bermuda — 0.6%
841,776	CK Infrastructure Holdings Ltd. (HKD)	6,230,010
	Canada — 11.9%
144,626	Bank of Nova Scotia (The) (CAD)	10,666,635
587,851	BCE, Inc. (CAD)	14,022,252
91,730	Canadian Imperial Bank of Commerce (CAD)	8,315,882
257,741	Canadian Utilities Ltd., Class A (CAD)	8,023,950
148,811	Great-West Lifeco, Inc. (CAD)	7,338,907
191,393	IGM Financial, Inc. (CAD)	8,618,995
557,530	Labrador Iron Ore Royalty Corp. (CAD)	12,133,198
439,825	Laurentian Bank of Canada (CAD)	12,913,881
883,551	Peyto Exploration & Development Corp. (CAD)	14,619,098
159,434	Power Corp. of Canada (CAD)	8,473,797
136,685	TC Energy Corp. (CAD)	7,526,613
561,862	TELUS Corp. (CAD)	7,405,256
		120,058,464
	Cayman Islands — 2.6%
6,541,038	Chow Tai Fook Jewellery Group, Ltd. (HKD)	10,413,283
1,224,455	CK Hutchison Holdings Ltd. (HKD)	8,330,643
3,970,704	Stella International Holdings Ltd. (HKD)	7,632,535
		26,376,461
	Denmark — 1.4%
6,332	AP Moller - Maersk A/S, Class A (DKK)	14,585,523
	Finland — 0.9%
448,300	Fortum Oyj (EUR)	9,577,979
	France — 2.4%
602,498	Carrefour S.A. (EUR)	10,075,620
Shares	Description	Value

	France (Continued)
109,149	TotalEnergies SE (EUR)	$7,130,627
254,392	Verallia S.A. (EUR) (c) (d)	6,870,126
		24,076,373
	Germany — 5.4%
94,677	BASF SE (EUR)	4,943,472
111,195	Bayerische Motoren Werke AG (Preference Shares) (EUR)	11,956,873
191,866	Freenet AG (EUR)	6,615,602
135,525	Mercedes-Benz Group AG (EUR)	9,567,276
201,983	Porsche Automobil Holding SE (Preference Shares) (EUR)	9,475,816
95,850	Volkswagen AG (Preference Shares) (EUR)	11,664,161
		54,223,200
	Guernsey — 1.1%
8,486,879	Sirius Real Estate Ltd. (GBP)	11,016,572
	Hong Kong — 6.7%
1,979,140	BOC Hong Kong Holdings Ltd. (HKD)	10,024,503
546,967	Hang Seng Bank Ltd. (HKD)	10,787,957
3,648,625	Henderson Land Development Co., Ltd. (HKD)	13,192,377
15,653,166	PCCW Ltd. (HKD)	10,860,896
8,618,766	Sino Land Co., Ltd. (HKD)	11,317,896
4,128,028	Swire Properties Ltd. (HKD)	11,128,018
		67,311,647
	Italy — 4.3%
2,297,315	A2A S.p.A. (EUR)	6,236,541
583,725	Eni S.p.A. (EUR)	11,071,924
1,342,021	Italgas S.p.A. (EUR)	15,006,499
422,737	Poste Italiane S.p.A. (EUR) (c) (d)	10,671,262
		42,986,226
	Japan — 0.8%
239,070	Japan Tobacco, Inc. (JPY)	8,607,985
	Luxembourg — 1.4%
240,792	APERAM S.A. (EUR)	9,972,160
1,813,723	B&M European Value Retail S.A. (GBP)	4,126,820
		14,098,980
	Netherlands — 2.7%
140,947	ASR Nederland N.V. (EUR)	10,041,140
108,488	LyondellBasell Industries N.V., Class A	4,697,531
167,180	NN Group N.V. (EUR)	12,915,918
		27,654,589
	New Zealand — 1.6%
11,960,729	Spark New Zealand Ltd. (NZD)	15,701,013

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 0.9%
330,852	DNB Bank ASA (NOK)	$9,239,567
	Singapore — 0.9%
928,921	BOC Aviation Ltd. (HKD) (c) (d)	8,689,202
	South Korea — 16.4%
918,393	BNK Financial Group, Inc. (KRW)	10,117,592
128,256	DB Insurance Co., Ltd. (KRW)	11,672,182
317,744	GS Holdings Corp. (KRW)	12,418,165
172,874	Hana Financial Group, Inc. (KRW)	11,292,523
84,815	Hyundai Motor Co. (Preference Shares) (KRW)	12,511,324
1,004,987	iM Financial Group Co., Ltd. (KRW)	10,848,320
715,596	Industrial Bank of Korea (KRW)	10,406,953
123,890	Kia Corp. (KRW)	10,475,028
95,310	KIWOOM Securities Co., Ltd. (KRW)	19,153,965
92,566	KT&G Corp. (KRW)	9,130,977
999,381	LG Uplus Corp. (KRW)	10,211,994
21,770	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	7,510,805
285,351	Samsung Securities Co., Ltd. (KRW)	14,935,591
740,562	Woori Financial Group, Inc. (KRW)	14,394,319
		165,079,738
	Spain — 9.6%
639,347	Bankinter S.A. (EUR)	10,635,497
1,059,152	CaixaBank S.A. (EUR)	13,001,037
1,071,739	Enagas S.A. (EUR)	16,562,506
285,806	Logista Integral S.A. (EUR)	10,116,670
2,519,971	Mapfre S.A. (EUR)	12,680,999
248,324	Naturgy Energy Group S.A. (EUR)	7,564,234
308,012	Redeia Corp. S.A. (EUR)	5,491,165
713,340	Repsol S.A. (EUR)	13,350,185
1,927,692	Telefonica S.A. (EUR)	7,913,116
		97,315,409
	Sweden — 0.9%
2,065,741	Telia Co., AB (SEK)	8,836,027
	Switzerland — 1.2%
32,109	Swiss Re AG (CHF)	5,385,280
8,565	Zurich Insurance Group AG (CHF)	6,507,281
		11,892,561
	United Kingdom — 8.4%
4,937,892	Aberdeen Group PLC (GBP)	13,684,751
Shares	Description	Value

	United Kingdom (Continued)
242,836	British American Tobacco PLC (GBP)	$13,793,669
475,958	IG Group Holdings PLC (GBP)	8,436,583
1,211,312	Investec PLC (GBP)	9,004,793
3,248,860	Legal & General Group PLC (GBP)	11,469,347
1,881,954	Phoenix Group Holdings PLC (GBP)	18,695,999
115,718	Rio Tinto PLC (GBP)	9,349,531
		84,434,673
	United States — 12.0%
157,253	Altria Group, Inc.	9,067,208
248,649	First Interstate BancSystem, Inc., Class A	8,603,255
795,374	Ford Motor Co.	10,435,307
367,318	Franklin Resources, Inc.	8,775,227
1,740,221	Kohl’s Corp.	35,517,911
616,254	Northwest Bancshares, Inc.	7,395,048
181,496	OneMain Holdings, Inc.	12,260,055
52,889	Prudential Financial, Inc.	5,970,110
136,002	Universal Corp.	7,174,106
175,622	Verizon Communications, Inc.	7,153,084
979,239	Western Union (The) Co.	9,116,715
		121,468,026

	Total Investments — 99.5%	1,003,434,759
	(Cost $788,330,810)
	Net Other Assets and Liabilities — 0.5%	5,254,303
	Net Assets — 100.0%	$1,008,689,062

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	40.6%
Consumer Discretionary	14.8
Communication Services	8.8
Utilities	7.4
Energy	6.4
Materials	6.1
Consumer Staples	5.8
Industrials	5.4
Real Estate	4.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	28.0%
KRW	16.4
USD	12.5
CAD	12.0
HKD	10.8
GBP	9.9
AUD	3.4
NZD	1.6
DKK	1.5
CHF	1.2
NOK	0.9
SEK	0.9
JPY	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,003,434,759	$1,003,434,759	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Bermuda — 0.4%
17,920,245	Concord New Energy Group Ltd. (HKD) (c)	$736,824
	Canada — 8.0%
300,973	Boralex, Inc., Class A (CAD) (c)	5,554,367
807,903	Northland Power, Inc. (CAD) (c)	10,506,771
		16,061,138
	China — 8.5%
5,946,548	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,573,990
7,317,535	China Longyuan Power Group Corp., Ltd., Class H (HKD)	6,243,133
3,631,055	China Suntien Green Energy Corp., Ltd., Class H (HKD)	1,838,225
924,346	Dongfang Electric Corp., Ltd., Class H (HKD) (c)	2,969,233
2,665,665	Goldwind Science & Technology Co., Ltd., Class H (HKD)	4,593,081
		17,217,662
	Denmark — 15.0%
498,771	Orsted A/S (DKK) (d) (e) (f)	9,601,635
758,564	Vestas Wind Systems A/S (DKK)	20,695,759
		30,297,394
	France — 2.4%
182,391	Engie S.A. (EUR)	4,803,486
	Germany — 13.2%
21,139	Energiekontor AG (EUR) (c)	888,120
430,187	Nordex SE (EUR) (e)	14,721,767
87,060	PNE AG (EUR) (c)	1,033,359
94,232	RWE AG (EUR)	5,012,152
35,565	Siemens Energy AG (EUR) (e)	5,032,231
		26,687,629
	Israel — 7.7%
664,848	Energix-Renewable Energies Ltd. (ILS)	3,357,070
266,647	Enlight Renewable Energy Ltd. (ILS) (e)	12,124,314
		15,481,384
	Italy — 6.8%
409,246	Enel S.p.A. (EUR)	4,269,352
191,656	ERG S.p.A. (EUR)	4,950,640
43,181	Prysmian S.p.A. (EUR)	4,383,461
		13,603,453
	Japan — 3.9%
136,900	Hitachi Ltd. (JPY)	4,284,243
558,210	Toray Industries, Inc. (JPY)	3,634,922
		7,919,165
Shares	Description	Value

	Netherlands — 1.4%
250,983	Fugro N.V. (EUR)	$2,504,167
41,197	SIF Holding N.V. (EUR) (c) (e)	326,315
		2,830,482
	South Korea — 1.5%
43,226	CS Bearing Co., Ltd. (KRW) (e)	181,240
79,925	CS Wind Corp. (KRW) (e)	2,308,063
535,318	Unison Co., Ltd. (KRW) (e)	446,299
		2,935,602
	Spain — 11.6%
19,069	Acciona S.A. (EUR)	4,165,993
1,046,300	EDP Renovaveis S.A. (EUR)	14,804,508
200,715	Iberdrola S.A. (EUR)	4,355,524
		23,326,025
	Sweden — 2.0%
147,300	SKF AB, Class B (SEK)	3,932,693
	Switzerland — 1.9%
18,113	BKW AG (CHF)	3,850,813
	Taiwan — 1.7%
779,015	Century Iron & Steel Industrial Co., Ltd. (TWD)	3,458,653
	Turkey — 0.1%
558,238	Galata Wind Enerji A/S (TRY)	290,551
	United Kingdom — 0.6%
227,394	ReNew Energy Global PLC, Class A (e)	1,284,776
	United States — 13.2%
58,039	Alliant Energy Corp.	3,773,115
75,684	American Superconductor Corp. (e)	2,178,186
38,167	Arcosa, Inc.	4,057,915
126,690	Clearway Energy, Inc., Class C	4,213,709
6,161	GE Vernova, Inc.	4,026,645
52,417	NextEra Energy, Inc.	4,208,037
48,901	Timken (The) Co.	4,114,041
		26,571,648
	Total Common Stocks	201,289,378
	(Cost $196,018,817)
MONEY MARKET FUNDS — 0.5%
901,428	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (g)	901,428
	(Cost $901,428)

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.1%
$10,358,034	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $10,360,232. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $10,565,198. (h)	$10,358,034
	(Cost $10,358,034)

	Total Investments — 105.5%	212,548,840
	(Cost $207,278,279)
	Net Other Assets and Liabilities — (5.5)%	(11,021,060)
	Net Assets — 100.0%	$201,527,780

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $9,579,945 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $10,358,034.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Utilities	51.6%
Industrials	38.9
Repurchase Agreements	4.9
Materials	3.3
Energy	0.9
Money Market Funds	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	33.5%
USD	18.4
DKK	14.3
HKD	8.4
CAD	7.6
ILS	7.3
JPY	3.7
SEK	1.9
CHF	1.8
TWD	1.6
KRW	1.4
TRY	0.1
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$201,289,378	$201,289,378	$—	$—
Money Market Funds	901,428	901,428	—	—
Repurchase Agreements	10,358,034	—	10,358,034	—
Total Investments	$212,548,840	$202,190,806	$10,358,034	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 6.8%
1,075	Allegion PLC	$171,162
585	Carlisle Cos., Inc.	187,118
3,248	Carrier Global Corp.	171,624
1,751	Johnson Controls International PLC	209,682
353	Lennox International, Inc.	171,410
2,800	Masco Corp.	177,688
451	Trane Technologies PLC	175,529
		1,264,213
	Construction & Engineering — 5.9%
1,437	AECOM	136,989
5,390	API Group Corp. (a)	206,221
226	Comfort Systems USA, Inc.	210,924
277	EMCOR Group, Inc.	169,466
898	MasTec, Inc. (a)	195,198
439	Quanta Services, Inc.	185,284
		1,104,082
	Construction Materials — 2.0%
298	Martin Marietta Materials, Inc.	185,553
623	Vulcan Materials Co.	177,692
		363,245
	Electric Utilities — 16.0%
2,806	Alliant Energy Corp.	182,418
1,614	American Electric Power Co., Inc.	186,110
492	Constellation Energy Corp.	173,809
1,513	Duke Energy Corp.	177,339
3,556	Edison International	213,431
1,973	Entergy Corp.	182,365
2,460	Evergy, Inc.	178,326
2,607	Eversource Energy	175,529
4,044	Exelon Corp.	176,278
4,043	FirstEnergy Corp.	181,005
2,254	NextEra Energy, Inc.	180,951
1,121	NRG Energy, Inc.	178,508
1,366	Oklo, Inc. (a)	98,024
11,619	PG&E Corp.	186,717
5,108	PPL Corp.	178,882
1,963	Southern (The) Co.	171,174
2,322	Xcel Energy, Inc.	171,503
		2,992,369
	Electrical Equipment — 9.3%
1,029	AMETEK, Inc.	211,264
2,178	Bloom Energy Corp., Class A (a)	189,246
500	Eaton Corp. PLC	159,255
1,435	Emerson Electric Co.	190,453
297	GE Vernova, Inc.	194,110
Shares	Description	Value

	Electrical Equipment (Continued)
450	Hubbell, Inc.	$199,850
1,931	nVent Electric PLC	196,904
550	Rockwell Automation, Inc.	213,989
1,117	Vertiv Holdings Co., Class A	180,965
		1,736,036
	Energy Equipment & Services — 3.4%
3,940	Baker Hughes Co.	179,427
8,064	Halliburton Co.	227,889
5,695	SLB Ltd.	218,574
		625,890
	Gas Utilities — 1.0%
1,079	Atmos Energy Corp.	180,873
	Ground Transportation — 3.0%
5,234	CSX Corp.	189,732
640	Norfolk Southern Corp.	184,781
815	Union Pacific Corp.	188,526
		563,039
	Independent Power and Renewable Electricity Producers — 1.6%
425	Talen Energy Corp. (a)	159,307
899	Vistra Corp.	145,036
		304,343
	Industrial Conglomerates — 2.1%
1,234	3M Co.	197,564
981	Honeywell International, Inc.	191,383
		388,947
	IT Services — 7.6%
854	Cloudflare, Inc., Class A (a)	168,366
1,319	CoreWeave, Inc., Class A (a)	94,454
1,410	GoDaddy, Inc., Class A (a)	174,953
569	MongoDB, Inc. (a)	238,804
2,015	Okta, Inc. (a)	174,237
753	Snowflake, Inc. (a)	165,178
1,656	Twilio, Inc., Class A (a)	235,549
720	VeriSign, Inc.	174,924
		1,426,465
	Machinery — 16.2%
377	Caterpillar, Inc.	215,972
442	Cummins, Inc.	225,619
1,163	Dover Corp.	227,064
3,827	Fortive Corp.	211,289
2,306	Graco, Inc.	189,023
760	Illinois Tool Works, Inc.	187,188
2,404	Ingersoll Rand, Inc.	190,445
1,091	ITT, Inc.	189,299

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,103	Otis Worldwide Corp.	$183,697
1,982	PACCAR, Inc.	217,049
255	Parker-Hannifin Corp.	224,135
1,718	Pentair PLC	178,913
569	Snap-on, Inc.	196,077
965	Westinghouse Air Brake Technologies Corp.	205,979
1,285	Xylem, Inc.	174,991
		3,016,740
	Metals & Mining — 4.6%
4,357	Freeport-McMoRan, Inc.	221,292
1,366	Nucor Corp.	222,808
676	Reliance, Inc.	195,276
1,277	Steel Dynamics, Inc.	216,388
		855,764
	Multi-Utilities — 9.7%
1,832	Ameren Corp.	182,944
4,825	CenterPoint Energy, Inc.	184,991
2,575	CMS Energy Corp.	180,070
1,872	Consolidated Edison, Inc.	185,927
3,131	Dominion Energy, Inc.	183,445
1,347	DTE Energy Co.	173,736
4,394	NiSource, Inc.	183,493
2,318	Public Service Enterprise Group, Inc.	186,135
2,059	Sempra	181,789
1,657	WEC Energy Group, Inc.	174,747
		1,817,277
	Oil, Gas & Consumable Fuels — 5.0%
816	Cheniere Energy, Inc.	158,622
6,857	Kinder Morgan, Inc.	188,499
2,648	ONEOK, Inc.	194,628
1,170	Targa Resources Corp.	215,865
2,990	Williams (The) Cos., Inc.	179,729
		937,343
	Specialized REITs — 4.8%
1,018	American Tower Corp.	178,730
1,953	Crown Castle, Inc.	173,563
1,077	Digital Realty Trust, Inc.	166,623
233	Equinix, Inc.	178,515
1,006	SBA Communications Corp.	194,591
		892,022
	Water Utilities — 0.9%
1,338	American Water Works Co., Inc.	174,609
	Total Common Stocks	18,643,257
	(Cost $16,454,517)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/2/30 (EUR) (a) (c) (d) (e)	$3
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
17,124	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	17,124
	(Cost $17,124)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$256	Bank of America Corp., 3.82% (f), dated 12/31/25, due 01/02/26, with a maturity value of $256. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $261. (g)	256
	(Cost $256)

	Total Investments — 100.0%	18,660,640
	(Cost $16,471,897)
	Net Other Assets and Liabilities — 0.0%	7,014
	Net Assets — 100.0%	$18,667,654

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of December 31, 2025.
(g)	This security serves as collateral for securities on loan.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,643,257	$18,643,257	$—	$—
Warrants*	3	—	—	3
Money Market Funds	17,124	17,124	—	—
Repurchase Agreements	256	—	256	—
Total Investments	$18,660,640	$18,660,381	$256	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.1%
34,423	Verbund AG (EUR)	$2,508,139
	Belgium — 1.1%
461,709	Cenergy Holdings S.A. (EUR)	8,138,997
376,117	Elia Group S.A./N.V. (EUR)	48,488,735
		56,627,732
	Brazil — 3.0%
2,471,461	Alupar Investimento S.A. (BRL)	14,319,793
15,934	Axia Energia, ADR	145,955
4,132	Axia Energia, ADR (c)	35,618
8,939,816	Cia Paranaense de Energia - Copel (BRL)	21,339,075
2,866,721	Energisa S.A. (BRL)	24,671,666
8,900,572	Equatorial S.A. (BRL)	62,534,244
2,164,472	Isa Energia Brasil S.A. (Preference Shares) (BRL)	10,878,153
2,582,981	Transmissora Alianca de Energia Eletrica S.A. (BRL)	19,849,323
606,292	WEG S.A. (BRL)	5,367,257
		159,141,084
	Canada — 2.1%
145,997	Fortis, Inc. (CAD)	7,590,504
68,418	Hammond Power Solutions, Inc. (CAD)	7,949,657
2,382,958	Hydro One Ltd. (CAD) (d) (e)	94,863,448
11,578	Stella-Jones, Inc. (CAD)	718,105
		111,121,714
	Cayman Islands — 0.1%
3,434,701	Wasion Holdings Ltd. (HKD)	7,581,966
	China — 0.3%
1,063,873	BYD Co., Ltd., Class H (HKD)	13,034,074
36,512	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	2,371,519
		15,405,593
	Denmark — 0.9%
382,642	NKT A/S (DKK) (c)	48,073,704
	France — 10.6%
457,207	Engie S.A. (EUR)	12,041,095
76,360	Legrand S.A. (EUR)	11,419,182
259,060	Nexans S.A. (EUR)	38,299,427
1,556,502	Schneider Electric SE (EUR)	429,678,841
1,171,736	SPIE S.A. (EUR)	67,832,129
		559,270,674
	Germany — 7.2%
11,714,087	E.ON SE (EUR)	221,982,857
350,865	Infineon Technologies AG (EUR)	15,557,440
315,868	SAP SE (EUR)	77,341,111
Shares	Description	Value

	Germany (Continued)
201,074	Siemens AG (EUR)	$56,511,596
143,090	SMA Solar Technology AG (EUR) (c)	5,730,864
		377,123,868
	Ireland — 17.4%
1,206,389	Eaton Corp. PLC	384,246,960
3,579,552	Johnson Controls International PLC	428,651,352
991,873	nVent Electric PLC	101,141,290
		914,039,602
	Italy — 6.5%
2,232,163	Enel S.p.A. (EUR)	23,286,456
2,083,563	Prysmian S.p.A. (EUR)	211,510,097
9,795,813	Terna-Rete Elettrica Nazionale (EUR)	104,229,882
		339,026,435
	Japan — 2.2%
167,400	Daihen Corp. (JPY)	10,676,238
28,235	GS Yuasa Corp. (JPY)	675,953
1,323,120	Hitachi Ltd. (JPY)	41,406,628
321,499	Meidensha Corp. (JPY)	11,432,261
610,700	Mitsubishi Electric Corp. (JPY)	17,875,763
75,525	NGK Insulators Ltd. (JPY)	1,615,707
320,700	Osaki Electric Co., Ltd. (JPY)	2,542,833
708,470	Panasonic Holdings Corp. (JPY)	9,152,126
512,500	Renesas Electronics Corp. (JPY) (c) (f)	7,001,724
215,400	Sumitomo Electric Industries Ltd. (JPY)	8,697,683
79,000	Takaoka Toko Co., Ltd. (JPY)	1,961,887
		113,038,803
	Jersey — 2.0%
1,344,431	Aptiv PLC (c)	102,297,755
	Netherlands — 0.3%
163,043	Alfen N.V. (EUR) (c) (d) (e) (f)	2,017,631
57,428	NXP Semiconductors N.V.	12,465,322
27,497	STMicroelectronics N.V.	713,272
		15,196,225
	Portugal — 0.2%
713,008	EDP S.A. (EUR)	3,280,480
2,400,706	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	9,070,500
		12,350,980
	South Korea — 2.7%
151,348	HD Hyundai Electric Co., Ltd. (KRW)	81,318,491
1,216	Hyosung Heavy Industries Corp. (KRW) (c)	1,503,381
153,744	Iljin Electric Co., Ltd. (KRW)	5,805,889
71,189	LS Eco Energy Ltd. (KRW) (c)	1,707,390

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
96,725	LS Electric Co., Ltd. (KRW) (c)	$30,886,467
17,226	Samsung SDI Co., Ltd. (KRW) (c)	3,222,663
84,461	Sanil Electric Co., Ltd. (KRW)	7,627,903
726,927	Taihan Cable & Solution Co., Ltd. (KRW) (c)	11,555,745
		143,627,929
	Spain — 1.7%
1,659,599	Iberdrola S.A. (EUR)	36,013,369
3,042,078	Redeia Corp. S.A. (EUR)	54,233,445
		90,246,814
	Switzerland — 9.9%
5,805,943	ABB Ltd. (CHF)	434,071,385
69,173	Belimo Holding AG (CHF)	68,203,652
5,640	BKW AG (CHF)	1,199,061
171,230	Landis+Gyr Group AG (CHF)	11,111,251
189,857	R&S Group Holding AG (CHF)	3,791,867
		518,377,216
	Taiwan — 1.7%
159,934	Advantech Co., Ltd. (TWD)	1,465,953
2,047,307	Allis Electric Co., Ltd. (TWD)	6,483,253
123,519	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	587,708
1,799,635	Fortune Electric Co., Ltd. (TWD)	43,816,005
2,421,328	Shihlin Electric & Engineering Corp. (TWD)	13,100,548
5,886,566	Ta Ya Electric Wire & Cable (TWD)	7,109,854
591,762	Voltronic Power Technology Corp. (TWD)	18,287,453
		90,850,774
	Turkey — 0.1%
2,768,087	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	7,539,010
	United Kingdom — 8.2%
27,468,549	National Grid PLC (GBP)	422,652,873
324,207	SSE PLC (GBP)	9,522,518
		432,175,391
	United States — 21.5%
7,414	Advanced Energy Industries, Inc.	1,552,269
170,720	AES (The) Corp.	2,448,125
294,699	American Superconductor Corp. (c)	8,481,437
118,800	Analog Devices, Inc.	32,218,560
10,767	Arcosa, Inc.	1,144,747
209,995	Atkore, Inc.	13,282,184
Shares	Description	Value

	United States (Continued)
5,556	AZZ, Inc.	$595,492
6,698	Belden, Inc.	780,652
958,619	Cisco Systems, Inc.	73,842,422
7,742	Digi International, Inc. (c)	335,151
146,042	Emerson Electric Co.	19,382,694
8,209	EnerSys	1,204,671
735,723	Enphase Energy, Inc. (c)	23,579,922
5,594	ESCO Technologies, Inc.	1,093,012
334,825	Fluence Energy, Inc. (c)	6,622,838
65,829	GE Vernova, Inc.	43,023,860
15,086	Generac Holdings, Inc. (c)	2,057,278
165,038	Honeywell International, Inc.	32,197,263
330,662	Hubbell, Inc.	146,850,301
226,785	International Business Machines Corp.	67,175,985
250,640	Itron, Inc. (c)	23,274,430
5,752	Littelfuse, Inc.	1,454,796
14,584	MasTec, Inc. (c)	3,170,124
90,763	MYR Group, Inc. (c)	19,831,715
589,376	NVIDIA Corp.	109,918,624
436,404	Oracle Corp.	85,059,504
13,228	Preformed Line Products Co.	2,734,360
256,754	QUALCOMM, Inc.	43,917,772
448,800	Quanta Services, Inc.	189,420,528
327,242	SolarEdge Technologies, Inc. (c) (f)	9,440,932
242,507	Tesla, Inc. (c)	109,060,248
220,451	Texas Instruments, Inc.	38,246,044
56,350	Trimble, Inc. (c)	4,415,023
4,667	Valmont Industries, Inc.	1,877,627
11,522	WESCO International, Inc.	2,818,742
95,088	Willdan Group, Inc. (c)	9,856,822
		1,132,366,154
	Total Common Stocks	5,247,987,562
	(Cost $4,420,669,508)
MONEY MARKET FUNDS — 0.1%
2,092,748	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	2,092,748
	(Cost $2,092,748)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$11,555,026	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $11,557,478. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $11,786,130. (h)	$11,555,026
	(Cost $11,555,026)

	Total Investments — 100.1%	5,261,635,336
	(Cost $4,434,317,282)
	Net Other Assets and Liabilities — (0.1)%	(3,951,013)
	Net Assets — 100.0%	$5,257,684,323

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $10,993,433 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,555,026.

(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	59.7%
Utilities	23.0
Information Technology	12.4
Consumer Discretionary	4.6
Repurchase Agreements	0.2
Money Market Funds	0.1
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	41.4%
EUR	27.4
CHF	9.9
GBP	8.2
BRL	3.0
KRW	2.7
JPY	2.2
CAD	2.1
TWD	1.7
DKK	0.9
HKD	0.4
TRY	0.1
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,247,987,562	$5,247,987,562	$—	$—
Money Market Funds	2,092,748	2,092,748	—	—
Repurchase Agreements	11,555,026	—	11,555,026	—
Total Investments	$5,261,635,336	$5,250,080,310	$11,555,026	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 4.2%
46,733	GrainCorp Ltd., Class A (AUD)	$223,925
384,640	Origin Energy Ltd. (AUD)	2,949,370
302,979	Perseus Mining Ltd. (AUD)	1,148,460
		4,321,755
	Bermuda — 0.8%
856,052	Kunlun Energy Co., Ltd. (HKD)	817,257
	Brazil — 0.1%
25,639	Tres Tentos Agroindustrial S.A. (BRL)	77,201
	Canada — 22.2%
60,064	Agnico Eagle Mines Ltd.	10,182,650
48,332	DPM Metals, Inc. (CAD)	1,493,748
22,287	Lundin Gold, Inc. (CAD)	1,851,418
104,684	Nutrien Ltd. (c)	6,461,096
44,205	Peyto Exploration & Development Corp. (CAD) (c)	731,409
271,295	Whitecap Resources, Inc. (CAD) (c)	2,273,063
		22,993,384
	China — 9.3%
831,212	Aluminum Corp. of China Ltd., Class H (HKD)	1,299,787
412,327	China Coal Energy Co., Ltd., Class H (HKD)	527,151
815,987	CMOC Group Ltd., Class H (HKD)	2,017,242
203,003	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	902,502
1,056,930	Zijin Mining Group Co., Ltd., Class H (HKD)	4,842,808
		9,589,490
	Colombia — 0.5%
1,045,099	Ecopetrol S.A. (COP)	517,346
	India — 2.2%
510,269	Coal India Ltd. (INR)	2,265,228
	Indonesia — 0.6%
2,439,537	Alamtri Resources Indonesia Tbk PT (IDR)	264,801
1,893,871	Aneka Tambang Tbk (IDR)	357,763
		622,564
	Israel — 0.5%
2,048	Delek Group Ltd. (ILS)	547,218
	Japan — 0.5%
40,200	Rengo Co., Ltd. (JPY)	311,945
6,400	Sakata Seed Corp. (JPY)	174,464
		486,409
	Luxembourg — 0.4%
9,625	APERAM S.A. (EUR)	398,610
Shares	Description	Value

	New Zealand — 0.5%
157,034	Mercury NZ Ltd. (NZD)	$585,874
	Norway — 1.7%
68,870	Aker BP ASA (NOK)	1,755,228
	Romania — 0.9%
3,947,843	OMV Petrom S.A. (RON)	906,210
	Sweden — 1.7%
129,500	Svenska Cellulosa AB S.C.A., Class B (SEK)	1,724,510
	Switzerland — 3.1%
36,012	Bunge Global S.A.	3,207,949
	Thailand — 2.8%
2,853,000	PTT PCL (THB)	2,897,826
	United Kingdom — 4.8%
28,320	Energean PLC (GBP)	338,220
58,755	Severn Trent PLC (GBP)	2,208,846
150,711	United Utilities Group PLC (GBP)	2,425,613
		4,972,679
	United States — 43.0%
19,990	Alliance Resource Partners, L.P. (f)	464,368
34,808	American Water Works Co., Inc.	4,542,444
7,188	Andersons (The), Inc.	382,186
13,319	California Water Service Group	577,112
34,831	CF Industries Holdings, Inc.	2,693,830
146,234	Corteva, Inc.	9,802,065
63,563	Essential Utilities, Inc.	2,438,277
27,896	FMC Corp.	386,917
212,209	Freeport-McMoRan, Inc.	10,778,095
7,430	H2O America	363,996
114,532	International Paper Co.	4,511,415
3,951	Middlesex Water Co.	199,209
71,180	Mosaic (The) Co.	1,714,726
21,010	Select Water Solutions, Inc.	221,025
7,327	Sylvamo Corp.	352,795
12,836	UFP Industries, Inc.	1,168,718
161,607	Weyerhaeuser Co.	3,828,470
		44,425,648
	Total Common Stocks	103,112,386
	(Cost $93,110,327)
MONEY MARKET FUNDS — 0.2%
153,617	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	153,617
	(Cost $153,617)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.4%
$7,637,350	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $7,638,971. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $7,790,099. (h)	$7,637,350
	(Cost $7,637,350)

	Total Investments — 107.4%	110,903,353
	(Cost $100,901,294)
	Net Other Assets and Liabilities — (7.4)%	(7,593,307)
	Net Assets — 100.0%	$103,310,046

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $7,346,659 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,637,350.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Security is a Master Limited Partnership.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RON	– Romanian New Leu
SEK	– Swedish Krona
THB	– Thai Baht
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	57.0%
Utilities	15.4
Energy	12.4
Repurchase Agreements	6.9
Consumer Staples	3.7
Real Estate	3.4
Industrials	1.1
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	65.0%
HKD	9.4
CAD	5.7
GBP	4.5
AUD	3.9
THB	2.6
INR	2.0
NOK	1.6
SEK	1.5
RON	0.8
IDR	0.6
NZD	0.5
ILS	0.5
COP	0.5
JPY	0.4
EUR	0.4
BRL	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$2,897,826	$—	$2,897,826	$—
Other Country Categories*	100,214,560	100,214,560	—	—
Money Market Funds	153,617	153,617	—	—
Repurchase Agreements	7,637,350	—	7,637,350	—
Total Investments	$110,903,353	$100,368,177	$10,535,176	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.9%
25,805	Dyno Nobel Ltd. (AUD)	$55,279
	Brazil — 0.3%
7,225	Tres Tentos Agroindustrial S.A. (BRL)	21,755
	Canada — 4.6%
4,728	Nutrien Ltd. (CAD)	291,833
	Chile — 2.3%
2,056	Sociedad Quimica y Minera de Chile S.A., ADR (c)	141,453
	China — 0.1%
5,948	First Tractor Co., Ltd., Class H (HKD)	6,389
	Germany — 16.3%
11,452	BASF SE (EUR)	597,956
6,516	Bayer AG (EUR)	283,408
6,703	Evonik Industries AG (EUR)	105,241
2,576	K+S AG (EUR)	37,599
		1,024,204
	India — 17.3%
5,772	Chambal Fertilisers and Chemicals Ltd. (INR)	30,960
4,249	Coromandel International Ltd. (INR)	107,143
1,612	Escorts Kubota Ltd. (INR)	66,715
15,149	Mahindra & Mahindra Ltd. (INR)	625,179
2,186	PI Industries Ltd. (INR)	78,758
7,191	Sumitomo Chemical India Ltd. (INR)	37,683
3,670	Tata Chemicals Ltd. (INR)	31,259
12,149	UPL Ltd. (INR)	107,481
		1,085,178
	Israel — 1.7%
18,632	ICL Group Ltd. (ILS)	107,069
	Japan — 7.3%
16,500	Kubota Corp. (JPY)	233,480
5,800	Mitsui Chemicals, Inc. (JPY)	74,129
800	Nippon Soda Co., Ltd. (JPY)	18,488
2,000	Nissan Chemical Corp. (JPY)	68,475
23,800	Sumitomo Chemical Co., Ltd. (JPY)	67,705
		462,277
	Malaysia — 1.6%
115,101	Petronas Chemicals Group Bhd (MYR)	102,961
	Mexico — 0.4%
28,318	Orbia Advance Corp. S.A.B. de C.V. (MXN) (c)	24,532
Shares	Description	Value

	Netherlands — 2.8%
17,940	CNH Industrial N.V.	$165,407
3,040	OCI N.V. (EUR)	10,932
		176,339
	Qatar — 4.4%
83,584	Industries Qatar QSC (QAR)	273,869
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.5%
92,100	Wilmar International Ltd. (SGD)	220,685
	Switzerland — 5.0%
147	Bucher Industries AG (CHF)	68,387
2,783	Bunge Global S.A.	247,910
		316,297
	Taiwan — 0.3%
14,095	Taiwan Fertilizer Co., Ltd. (TWD)	21,443
	Turkey — 0.9%
4,808	Gubre Fabrikalari T.A.S. (TRY) (c)	38,982
1,441	Turk Traktor ve Ziraat Makineleri A/S (TRY)	17,438
		56,420
	United States — 30.1%
1,074	AGCO Corp.	112,040
174	Alamo Group, Inc.	29,210
2,245	CF Industries Holdings, Inc.	173,628
8,664	Corteva, Inc.	580,748
1,303	Deere & Co.	606,638
1,798	FMC Corp.	24,938
152	Lindsay Corp.	17,916
4,569	Mosaic (The) Co.	110,067
835	Scotts Miracle-Gro (The) Co.	48,722
641	SiteOne Landscape Supply, Inc. (c)	79,843
1,409	Toro (The) Co.	110,917
		1,894,667
	Total Common Stocks	6,282,650
	(Cost $7,214,152)

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
55,254	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	$55,254
	(Cost $55,254)

	Total Investments — 100.7%	6,337,904
	(Cost $7,269,406)
	Net Other Assets and Liabilities — (0.7)%	(46,825)
	Net Assets — 100.0%	$6,291,079

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	48.8%
Industrials	28.2
Consumer Discretionary	9.9
Consumer Staples	7.7
Health Care	4.5
Money Market Funds	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	39.6%
INR	17.1
EUR	16.3
JPY	7.3
CAD	4.6
QAR	4.3
SGD	3.5
ILS	1.7
MYR	1.6
CHF	1.1
TRY	0.9
AUD	0.9
MXN	0.4
BRL	0.3
TWD	0.3
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Other Country Categories*	6,282,650	6,282,650	—	—
Money Market Funds	55,254	55,254	—	—
Total Investments	$6,337,904	$6,337,904	$—	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 0.5%
662,323	Telstra Group Ltd. (AUD)	$2,152,552
	Brazil — 0.5%
176,192	Telefonica Brasil S.A., ADR	2,089,637
	Canada — 1.6%
92,037	BCE, Inc. (CAD)	2,195,397
59,548	Rogers Communications, Inc., Class B (CAD)	2,247,774
168,595	TELUS Corp. (CAD)	2,222,056
		6,665,227
	Cayman Islands — 1.2%
975,448	Xiaomi Corp., Class B (HKD) (c) (d) (e)	4,925,682
	China — 2.5%
3,414,261	China Tower Corp., Ltd., Class H (HKD) (c) (e)	5,071,358
1,496,122	ZTE Corp., Class H (HKD) (f)	5,217,309
		10,288,667
	Finland — 2.6%
119,411	Elisa Oyj (EUR)	5,296,116
831,310	Nokia Oyj, ADR	5,378,576
		10,674,692
	France — 0.6%
133,550	Orange S.A. (EUR)	2,228,658
	Germany — 1.9%
68,139	Deutsche Telekom AG (EUR)	2,214,926
122,970	Infineon Technologies AG (EUR)	5,452,520
		7,667,446
	Guernsey — 1.3%
67,079	Amdocs Ltd.	5,400,530
	Hong Kong — 1.3%
4,348,166	Lenovo Group Ltd. (HKD)	5,173,528
	India — 7.0%
94,903	Bharti Airtel Ltd. (INR)	2,223,288
285,640	HCL Technologies Ltd. (INR)	5,158,906
297,030	Infosys Ltd., ADR (f)	5,293,074
149,680	Tata Consultancy Services Ltd. (INR)	5,339,422
304,532	Tech Mahindra Ltd. (INR)	5,390,334
1,868,244	Wipro Ltd., ADR (f)	5,305,813
		28,710,837
	Indonesia — 0.5%
10,070,140	Telkom Indonesia Persero Tbk PT (IDR)	2,101,595
	Italy — 3.2%
595,630	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	5,519,370
Shares	Description	Value

	Italy (Continued)
53,587	Prysmian S.p.A. (EUR)	$5,439,812
3,741,952	Telecom Italia S.p.A. (EUR) (d)	2,259,455
		13,218,637
	Japan — 10.0%
202,020	Fujitsu Ltd. (JPY)	5,583,150
124,196	KDDI Corp. (JPY)	2,147,503
377,384	Kyocera Corp. (JPY)	5,291,905
178,265	Mitsubishi Electric Corp. (JPY)	5,217,984
149,495	NEC Corp. (JPY)	5,067,789
5,289,150	NTT, Inc. (JPY)	5,324,942
383,759	Renesas Electronics Corp. (JPY) (d) (f)	5,242,877
1,545,580	SoftBank Corp. (JPY)	2,119,449
200,080	Sony Group Corp. (JPY)	5,139,951
		41,135,550
	Malaysia — 0.5%
2,685,955	CelcomDigi Bhd (MYR)	2,111,433
	Mexico — 0.5%
2,016,472	America Movil S.A.B. de C.V., Series B (MXN)	2,086,179
	Netherlands — 3.1%
474,962	Koninklijke KPN N.V. (EUR)	2,219,303
22,806	NXP Semiconductors N.V.	4,950,270
204,456	STMicroelectronics N.V. (EUR)	5,400,212
		12,569,785
	Norway — 0.5%
151,126	Telenor ASA (NOK)	2,199,423
	Qatar — 0.5%
592,619	Ooredoo QPSC (QAR)	2,120,798
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.5%
610,452	Singapore Telecommunications Ltd. (SGD)	2,160,850
	South Africa — 1.2%
230,300	MTN Group Ltd. (ZAR)	2,357,238
270,457	Vodacom Group Ltd. (ZAR)	2,307,867
		4,665,105
	South Korea — 5.2%
123,859	KT Corp., ADR	2,349,605
82,246	LG Electronics, Inc. (KRW)	5,246,890
72,588	Samsung Electronics Co., Ltd. (KRW)	6,041,652
44,660	Samsung SDS Co., Ltd. (KRW) (d)	5,316,851
59,494	SK Telecom Co., Ltd. (KRW)	2,209,524
		21,164,522

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 1.1%
72,359	Cellnex Telecom S.A. (EUR) (c) (e)	$2,332,543
499,538	Telefonica S.A. (EUR)	2,050,588
		4,383,131
	Sweden — 2.4%
135,277	Tele2 AB, Class B (SEK)	2,270,902
541,119	Telefonaktiebolaget LM Ericsson, Class B (SEK)	5,325,084
529,188	Telia Co., AB (SEK)	2,263,555
		9,859,541
	Switzerland — 0.6%
3,117	Swisscom AG (CHF)	2,264,655
	Taiwan — 10.7%
587,172	Advantech Co., Ltd. (TWD)	5,382,013
676,028	ASE Technology Holding Co., Ltd. (TWD)	5,389,635
518,619	Chunghwa Telecom Co., Ltd. (TWD)	2,154,001
174,909	Delta Electronics, Inc. (TWD)	5,360,747
774,058	Far EasTone Telecommunications Co., Ltd. (TWD)	2,175,310
118,487	MediaTek, Inc. (TWD)	5,392,543
636,042	Taiwan Mobile Co., Ltd. (TWD)	2,196,355
17,343	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,270,364
3,397,509	United Microelectronics Corp. (TWD)	5,325,419
36,568	Wiwynn Corp. (TWD)	5,219,760
		43,866,147
	Thailand — 0.5%
220,900	Advanced Info Service PCL (THB)	2,194,626
	United Arab Emirates — 0.5%
428,147	Emirates Telecommunications Group Co. PJSC (AED)	2,137,966
	United Kingdom — 2.5%
519,707	Airtel Africa PLC (GBP) (c) (e)	2,488,306
2,226,496	BT Group PLC (GBP)	5,523,698
1,702,951	Vodafone Group PLC (GBP)	2,269,775
		10,281,779
	United States — 34.5%
23,877	Advanced Micro Devices, Inc. (d)	5,113,498
29,097	American Tower Corp.	5,108,560
18,657	Analog Devices, Inc.	5,059,779
19,016	Apple, Inc.	5,169,690
39,342	Arista Networks, Inc. (d)	5,154,982
88,749	AT&T, Inc.	2,204,525
Shares	Description	Value

	United States (Continued)
13,011	Broadcom, Inc.	$4,503,107
21,814	Ciena Corp. (d)	5,101,640
66,698	Cisco Systems, Inc.	5,137,747
57,569	Crown Castle, Inc.	5,116,157
33,290	Digital Realty Trust, Inc.	5,150,296
20,659	EchoStar Corp., Class A (d)	2,245,633
7,011	Equinix, Inc.	5,371,548
19,993	F5, Inc. (d)	5,103,413
215,449	Hewlett Packard Enterprise Co.	5,175,085
133,818	Intel Corp. (d)	4,937,884
17,015	International Business Machines Corp.	5,040,013
24,690	Keysight Technologies, Inc. (d)	5,016,761
59,120	Marvell Technology, Inc.	5,024,018
76,525	Microchip Technology, Inc.	4,876,173
20,456	Micron Technology, Inc.	5,838,347
14,365	Motorola Solutions, Inc.	5,506,392
29,222	NVIDIA Corp.	5,449,903
59,134	Qorvo, Inc. (d)	4,997,414
29,167	QUALCOMM, Inc.	4,989,015
27,419	SBA Communications Corp.	5,303,657
77,467	Skyworks Solutions, Inc.	4,912,183
155,412	Super Micro Computer, Inc. (d)	4,548,909
11,041	T-Mobile US, Inc.	2,241,765
53,620	Verizon Communications, Inc.	2,183,943
		141,582,037
	Total Common Stocks	408,081,215
	(Cost $340,235,369)
MONEY MARKET FUNDS — 0.4%
1,898,082	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (j)	1,898,082
	(Cost $1,898,082)

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.9%
$15,900,284	Bank of America Corp., 3.82% (j), dated 12/31/25, due 01/02/26, with a maturity value of $15,903,658. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $16,218,295. (k)	$15,900,284
	(Cost $15,900,284)

	Total Investments — 103.8%	425,879,581
	(Cost $358,033,735)
	Net Other Assets and Liabilities — (3.8)%	(15,627,523)
	Net Assets — 100.0%	$410,252,058

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $15,186,768 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,900,284.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of December 31, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	58.8%
Communication Services	26.0
Real Estate	6.1
Repurchase Agreements	3.7
Industrials	2.5
Consumer Discretionary	2.4
Money Market Funds	0.5
Total	100.0%

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	45.9%
JPY	9.7
EUR	9.5
TWD	9.1
HKD	4.8
KRW	4.4
INR	4.2
GBP	2.4
SEK	2.3
CAD	1.6
ZAR	1.1
CHF	0.5
NOK	0.5
THB	0.5
SGD	0.5
AUD	0.5
AED	0.5
QAR	0.5
MYR	0.5
IDR	0.5
MXN	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Thailand	2,194,626	—	2,194,626	—
Other Country Categories*	405,886,589	405,886,589	—	—
Money Market Funds	1,898,082	1,898,082	—	—
Repurchase Agreements	15,900,284	—	15,900,284	—
Total Investments	$425,879,581	$407,784,671	$18,094,910	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 2.2%
61,778	IGO Ltd. (AUD) (c)	$338,067
325,145	Liontown Ltd. (AUD) (c)	341,753
126,782	Pilbara Minerals Ltd. (AUD) (c)	357,046
		1,036,866
	Austria — 0.3%
15,192	ams-OSRAM AG (CHF) (c)	150,558
	Canada — 1.4%
5,007	Magna International, Inc.	266,873
30,017	Sigma Lithium Corp. (c) (d)	395,924
		662,797
	Cayman Islands — 5.2%
2,646	Ambarella, Inc. (c)	187,443
1,773	Baidu, Inc., ADR (c)	231,660
84,178	Black Sesame International Holding Ltd. (HKD) (c) (d)	208,533
87,370	Geely Automobile Holdings Ltd. (HKD)	200,949
8,993	Hesai Group, ADR (c)	201,443
189,037	Horizon Robotics (HKD) (c) (d)	210,346
18,332	Li Auto, Inc., Class A (HKD) (c)	152,753
29,897	NIO, Inc., ADR (c)	152,475
10,028	Pony AI, Inc., ADR (c)	145,406
44,645	RoboSense Technology Co., Ltd. (HKD) (c) (d)	209,954
18,632	WeRide, Inc., ADR (c) (d)	161,726
19,133	XPeng, Inc., Class A (HKD) (c)	195,074
121,945	Yadea Group Holdings Ltd. (HKD) (e) (f)	178,153
		2,435,915
	China — 2.9%
22,419	BYD Co., Ltd., Class H (HKD)	274,667
49,232	CALB Group Co., Ltd., Class H (HKD) (c) (e) (f)	158,905
2,932	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	190,438
33,966	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	226,725
65,437	Minieye Technology Co., Ltd., Class H (HKD) (c) (d)	118,301
35,730	Tianqi Lithium Corp., Class H (HKD) (c)	234,368
26,137	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (e) (f)	163,283
		1,366,687
	France — 2.1%
3,579	Schneider Electric SE (EUR)	987,998
	Germany — 3.2%
5,518	Aumovio SE (EUR) (c)	278,455
Shares	Description	Value

	Germany (Continued)
2,398	Bayerische Motoren Werke AG (EUR)	$262,480
8,269	Infineon Technologies AG (EUR)	366,650
4,931	Mercedes-Benz Group AG (EUR)	348,100
2,876	Wacker Chemie AG (EUR)	234,394
		1,490,079
	Indonesia — 0.5%
1,604,357	Merdeka Copper Gold Tbk PT (IDR) (c)	219,366
	Ireland — 0.9%
1,881	TE Connectivity PLC	427,946
	Japan — 5.9%
15,200	Denso Corp. (JPY)	209,408
3,500	Furukawa Electric Co., Ltd. (JPY)	223,666
21,792	Honda Motor Co., Ltd. (JPY)	213,691
12,700	NIDEC CORP. (JPY)	172,857
18,200	Panasonic Holdings Corp. (JPY)	235,110
18,800	Renesas Electronics Corp. (JPY) (c)	256,844
10,910	Subaru Corp. (JPY)	236,462
57,360	Toyota Motor Corp. (JPY)	1,228,934
		2,776,972
	Jersey — 0.4%
2,697	Aptiv PLC (c)	205,215
	Netherlands — 2.4%
872	Ferrari N.V.	322,257
1,605	NXP Semiconductors N.V.	348,381
20,862	Stellantis N.V. (EUR)	231,955
7,771	STMicroelectronics N.V.	201,580
		1,104,173
	South Korea — 9.1%
2,685	Ecopro BM Co., Ltd. (KRW) (c)	273,244
1,051	Hyundai Mobis Co., Ltd. (KRW)	272,134
1,419	Hyundai Motor Co. (KRW)	292,065
2,997	Kia Corp. (KRW)	253,399
1,125	LG Chem Ltd. (KRW)	260,057
2,131	POSCO Future M Co., Ltd. (KRW) (c)	276,628
31,577	Samsung Electronics Co., Ltd. (KRW)	2,628,220
		4,255,747
	Sweden — 0.8%
11,157	Volvo AB, Class B (SEK)	358,590
	Switzerland — 0.6%
45,985	Lithium Argentina AG (c)	256,596

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan — 4.4%
6,694	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$2,034,240
	United States — 57.6%
13,583	Adeia, Inc.	234,307
8,619	Advanced Micro Devices, Inc. (c)	1,845,845
13,793	Aeva Technologies, Inc. (c)	183,171
2,311	Albemarle Corp.	326,868
8,034	Allegro MicroSystems, Inc. (c)	211,937
8,311	Alphabet, Inc., Class A	2,601,343
35,742	American Battery Technology Co. (c)	119,378
17,411	Amprius Technologies, Inc. (c)	137,373
3,128	Analog Devices, Inc.	848,314
7,901	Apple, Inc.	2,147,966
40,848	Aurora Innovation, Inc. (c) (d)	156,856
19,111	Cerence, Inc. (c)	204,297
1,787	Cirrus Logic, Inc. (c)	211,759
868	Cummins, Inc.	443,071
47,758	EVgo, Inc. (c)	138,976
24,847	Ford Motor Co.	325,993
6,060	General Motors Co.	492,799
50,232	indie Semiconductor, Inc., Class A (c) (d)	177,319
26,683	Intel Corp. (c)	984,603
2,990	Lattice Semiconductor Corp. (c)	220,004
10,283	Lucid Group, Inc. (c) (d)	108,691
5,438	Marvell Technology, Inc.	462,121
13,974	MaxLinear, Inc. (c)	243,567
3,386	Microchip Technology, Inc.	215,756
10,437	Micron Technology, Inc.	2,978,824
3,842	Microsoft Corp.	1,858,068
49,125	Microvast Holdings, Inc. (c)	137,550
14,634	Mobileye Global, Inc., Class A (c)	152,779
10,424	NVIDIA Corp.	1,944,076
4,463	ON Semiconductor Corp. (c)	241,671
7,229	Ouster, Inc. (c)	156,435
3,285	PACCAR, Inc.	359,740
2,475	Qorvo, Inc. (c)	209,162
6,872	QUALCOMM, Inc.	1,175,456
2,259	Rambus, Inc. (c)	207,579
17,038	Rivian Automotive, Inc., Class A (c)	335,819
1,664	Silicon Laboratories, Inc. (c)	217,485
720	SiTime Corp. (c)	254,297
3,029	Skyworks Solutions, Inc.	192,069
36,987	Solid Power, Inc. (c)	157,195
3,320	Synaptics, Inc. (c)	245,746
Shares	Description	Value

	United States (Continued)
4,609	Tesla, Inc. (c)	$2,072,759
5,787	Texas Instruments, Inc.	1,003,987
		26,943,011
	Total Common Stocks	46,712,756
	(Cost $36,307,399)
MONEY MARKET FUNDS — 0.1%
51,408	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	51,408
	(Cost $51,408)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$1,018,299	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $1,018,515. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $1,038,665. (h)	1,018,299
	(Cost $1,018,299)

	Total Investments — 102.2%	47,782,463
	(Cost $37,377,106)
	Net Other Assets and Liabilities — (2.2)%	(1,006,999)
	Net Assets — 100.0%	$46,775,464

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $954,239 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,018,299.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	55.3%
Consumer Discretionary	22.2
Industrials	7.5
Materials	6.9
Communication Services	5.9
Repurchase Agreements	2.1
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	70.2%
KRW	8.9
JPY	5.8
HKD	5.7
EUR	5.7
AUD	2.2
SEK	0.7
IDR	0.5
CHF	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$46,712,756	$46,712,756	$—	$—
Money Market Funds	51,408	51,408	—	—
Repurchase Agreements	1,018,299	—	1,018,299	—
Total Investments	$47,782,463	$46,764,164	$1,018,299	$—

*	See Portfolio of Investments for country breakout.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 3.6%
469,780	Amazon.com, Inc. (a)	$108,434,620
	Communications Equipment — 6.1%
838,394	Arista Networks, Inc. (a)	109,854,766
949,324	Cisco Systems, Inc.	73,126,428
		182,981,194
	Diversified Telecommunication Services — 2.9%
11,257,878	Lumen Technologies, Inc. (a)	87,473,712
	Financial Services — 0.6%
534,083	Toast, Inc., Class A (a)	18,965,287
	Health Care Technology — 0.6%
75,994	Veeva Systems, Inc., Class A (a)	16,964,141
	Interactive Media & Services — 3.6%
342,187	Alphabet, Inc., Class A	107,104,531
	IT Services — 23.4%
815,918	Akamai Technologies, Inc. (a)	71,188,845
364,823	Cloudflare, Inc., Class A (a)	71,924,854
1,248,655	CoreWeave, Inc., Class A (a)	89,416,185
1,048,481	DigitalOcean Holdings, Inc. (a)	50,452,906
2,552,570	Fastly, Inc., Class A (a)	25,985,163
355,050	International Business Machines Corp.	105,169,360
274,699	MongoDB, Inc. (a)	115,288,423
345,313	Shopify, Inc., Class A (a)	55,585,034
72,681	Snowflake, Inc. (a)	15,943,304
422,400	Twilio, Inc., Class A (a)	60,082,176
381,572	Wix.com Ltd. (a)	39,641,515
		700,677,765
	Media — 0.6%
461,588	Trade Desk (The), Inc., Class A (a)	17,521,880
	Professional Services — 1.2%
113,300	Paycom Software, Inc.	18,055,488
123,944	Paylocity Holding Corp. (a)	18,901,460
		36,956,948
	Software — 49.0%
171,121	Adobe, Inc. (a)	59,890,639
79,990	Appfolio, Inc., Class A (a)	18,609,673
703,438	Appian Corp., Class A (a)	24,915,774
91,378	AppLovin Corp., Class A (a)	61,572,324
1,417,724	Asana, Inc., Class A (a)	19,436,996
366,381	Atlassian Corp., Class A (a)	59,405,015
323,879	Blackbaud, Inc. (a)	20,508,018
320,409	BlackLine, Inc. (a)	17,715,414
618,153	Box, Inc., Class A (a)	18,488,956
Shares	Description	Value

	Software (Continued)
2,462,062	Confluent, Inc., Class A (a)	$74,452,755
35,863	CrowdStrike Holdings, Inc., Class A (a)	16,811,140
114,120	Datadog, Inc., Class A (a)	15,519,179
263,309	Docusign, Inc. (a)	18,010,336
644,875	Domo, Inc., Class B (a)	5,436,296
611,117	Dropbox, Inc., Class A (a)	16,989,053
258,900	Elastic N.V. (a)	19,531,416
1,320,059	Five9, Inc. (a)	26,467,183
1,334,168	Gitlab, Inc., Class A (a)	50,071,325
149,138	HubSpot, Inc. (a)	59,849,079
28,795	Intuit, Inc.	19,074,384
639,365	Klaviyo, Inc., Class A (a)	20,760,181
222,682	Microsoft Corp.	107,693,469
2,292,084	Nutanix, Inc., Class A (a)	118,477,822
542,815	Open Text Corp.	17,684,913
542,522	Oracle Corp.	105,742,963
96,040	Palo Alto Networks, Inc. (a)	17,690,568
253,160	Q2 Holdings, Inc. (a)	18,268,026
129,642	Qualys, Inc. (a)	17,229,422
1,007,607	RingCentral, Inc., Class A (a)	29,099,690
790,260	Rubrik, Inc., Class A (a)	60,439,085
237,617	Salesforce, Inc.	62,947,119
151,070	SAP SE, ADR	36,696,414
337,150	ServiceNow, Inc. (a)	51,648,008
613,033	ServiceTitan, Inc., Class A (a)	65,288,014
886,445	Sprout Social, Inc., Class A (a)	9,990,235
84,688	Workday, Inc., Class A (a)	18,189,289
591,839	Workiva, Inc. (a)	51,046,114
214,930	Zoom Communications, Inc. (a)	18,546,310
72,604	Zscaler, Inc. (a)	16,330,092
		1,466,522,689
	Technology Hardware, Storage & Peripherals — 8.3%
410,805	Dell Technologies, Inc., Class C	51,712,133
2,504,842	Hewlett Packard Enterprise Co.	60,166,305
491,047	NetApp, Inc.	52,586,223
1,231,586	Pure Storage, Inc., Class A (a)	82,528,578
		246,993,239
	Total Common Stocks	2,990,596,006
	(Cost $2,441,400,921)
MONEY MARKET FUNDS — 0.1%
1,853,573	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	1,853,573
	(Cost $1,853,573)

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$45,448	Bank of America Corp., 3.82% (b), dated 12/31/25, due 01/02/26, with a maturity value of $45,458. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $46,357. (c)	$45,448
	(Cost $45,448)

	Total Investments — 100.0%	2,992,495,027
	(Cost $2,443,299,942)
	Net Other Assets and Liabilities — (0.0)%	(446,335)
	Net Assets — 100.0%	$2,992,048,692

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,990,596,006	$2,990,596,006	$—	$—
Money Market Funds	1,853,573	1,853,573	—	—
Repurchase Agreements	45,448	—	45,448	—
Total Investments	$2,992,495,027	$2,992,449,579	$45,448	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Belgium — 2.1%
11,357	UCB S.A. (EUR)	$3,184,530
	Bermuda — 2.0%
42,721	Viking Holdings Ltd. (c)	3,050,707
	Brazil — 4.1%
1,357,598	Caixa Seguridade Participacoes S.A. (BRL)	4,117,574
94,824	Localiza Rent a Car S.A. (BRL)	753,954
3,647	Localiza Rent a Car S.A. (Preference Shares) (BRL)	27,620
167,094	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	1,238,321
		6,137,469
	Canada — 14.7%
39,543	Agnico Eagle Mines Ltd.	6,703,725
7,725	Celestica, Inc. (c)	2,283,587
42,608	Definity Financial Corp. (CAD)	2,357,091
13,515	Gildan Activewear, Inc. (CAD)	844,743
44,276	Groupe Dynamite, Inc. (CAD)	2,666,786
42,345	Nutrien Ltd. (f)	2,613,533
144,737	Triple Flag Precious Metals Corp.	4,808,163
		22,277,628
	Cayman Islands — 13.2%
129,359	Amer Sports, Inc. (c)	4,831,559
56,482	Atour Lifestyle Holdings Ltd., ADR	2,225,391
24,389	Futu Holdings Ltd., ADR (c)	4,004,918
1,069,200	Horizon Robotics (HKD) (c)	1,189,725
649,400	J&T Global Express Ltd. (HKD) (c)	871,963
184,914	NetEase, Inc. (HKD)	5,098,814
219,708	WuXi XDC Cayman, Inc. (HKD) (c)	1,714,991
		19,937,361
	Chile — 3.0%
83,824	Latam Airlines Group S.A., ADR	4,527,334
	China — 10.5%
99,962	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	6,492,707
1,029,400	Guotai Haitong Securities Co., Ltd., Class H (HKD) (d) (e)	2,200,935
672,922	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	2,991,648
81,708	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H (HKD) (c)	4,117,579
		15,802,869
Shares	Description	Value

	Germany — 7.1%
21,921	Auto1 Group SE (EUR) (c)	$703,290
4,538	HOCHTIEF AG (EUR)	1,797,238
57,823	Siemens Energy AG (EUR) (c)	8,181,602
		10,682,130
	Italy — 1.2%
69,792	Lottomatica Group S.p.A. (EUR)	1,837,236
	Japan — 15.4%
111,800	Advantest Corp. (JPY)	14,014,256
10,900	Fuji Electric Co., Ltd. (JPY)	824,598
31,600	Kioxia Holdings Corp. (JPY) (c)	2,105,120
27,800	Kokusai Electric Corp. (JPY)	975,236
28,000	Rakuten Bank Ltd. (JPY) (c)	1,235,546
103,900	Shionogi & Co., Ltd. (JPY)	1,884,448
2,087,300	Sony Financial Group, Inc. (JPY) (c)	2,212,026
		23,251,230
	Netherlands — 0.6%
53,626	Magnum Ice Cream (The) Co. N.V. (EUR) (c)	858,097
	Norway — 3.1%
80,288	Gjensidige Forsikring ASA (NOK)	2,405,454
173,290	Norsk Hydro ASA (NOK)	1,344,373
81,865	Orkla ASA (NOK)	913,672
		4,663,499
	South Africa — 3.4%
61,963	Valterra Platinum Ltd. (GBP)	5,195,113
	South Korea — 3.1%
7,775	HD Hyundai Heavy Industries Co., Ltd. (KRW)	2,747,197
6,544	HD Hyundai Marine Solution Co., Ltd. (KRW)	879,014
53,580	Woori Financial Group, Inc. (KRW)	1,041,436
		4,667,647
	Sweden — 1.5%
132,123	Tele2 AB, Class B (SEK)	2,217,956
	Switzerland — 10.2%
27,782	Galderma Group AG (CHF)	5,685,472
41,376	Holcim AG (CHF)	4,061,858
77,077	Sandoz Group AG (CHF)	5,628,246
		15,375,576
	Taiwan — 0.7%
151,304	Yageo Corp. (TWD)	1,112,370

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 3.9%
30,977	ARM Holdings PLC, ADR (c)	$3,386,096
49,330	Endeavour Mining PLC (CAD)	2,540,268
		5,926,364
	Total Common Stocks	150,705,116
	(Cost $120,415,668)
MONEY MARKET FUNDS — 0.1%
133,965	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	133,965
	(Cost $133,965)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$2,445,513	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $2,446,032. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $2,494,424. (h)	2,445,513
	(Cost $2,445,513)

	Total Investments — 101.5%	153,284,594
	(Cost $122,995,146)
	Net Other Assets and Liabilities — (1.5)%	(2,265,413)
	Net Assets — 100.0%	$151,019,181

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,349,063 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,445,513.

(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	19.7%
Industrials	17.7
Information Technology	16.3
Health Care	15.3
Financials	12.8
Consumer Discretionary	10.5
Communication Services	4.8
Repurchase Agreements	1.6
Consumer Staples	1.2
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	26.8%
HKD	16.1
JPY	15.2
EUR	10.8
CHF	10.0
CAD	5.5
BRL	4.0
GBP	3.4
KRW	3.0
NOK	3.0
SEK	1.5
TWD	0.7
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$150,705,116	$150,705,116	$—	$—
Money Market Funds	133,965	133,965	—	—
Repurchase Agreements	2,445,513	—	2,445,513	—
Total Investments	$153,284,594	$150,839,081	$2,445,513	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Canada — 3.5%
21,442,741	BlackBerry Ltd. (c)	$81,267,988
8,944,552	Open Text Corp. (CAD) (d)	291,298,295
		372,566,283
	France — 4.2%
1,669,608	Thales S.A. (EUR)	450,895,405
	India — 8.3%
49,971,347	Infosys Ltd., ADR (d)	890,489,403
	Israel — 4.3%
2,338,430	Check Point Software Technologies Ltd. (c)	433,919,071
1,340,531	Radware Ltd. (c)	32,293,392
		466,212,463
	Japan — 1.9%
4,892,773	Trend Micro, Inc. (JPY) (d)	203,095,059
	United Kingdom — 0.1%
6,562,201	NCC Group PLC (GBP)	12,312,917
	United States — 77.2%
1,909,323	A10 Networks, Inc.	33,775,924
4,495,650	Akamai Technologies, Inc. (c)	392,245,463
4,164,918	Booz Allen Hamilton Holding Corp.	351,352,483
2,167,704	Broadcom, Inc.	750,242,354
11,352,979	Cisco Systems, Inc.	874,519,972
2,181,463	Cloudflare, Inc., Class A (c)	430,075,430
1,292,842	Commvault Systems, Inc. (c)	162,070,673
1,715,573	CrowdStrike Holdings, Inc., Class A (c)	804,192,000
1,613,555	F5, Inc. (c)	411,876,049
5,383,322	Fortinet, Inc. (c)	427,489,600
16,562,366	Gen Digital, Inc.	450,330,732
2,285,450	Leidos Holdings, Inc.	412,295,180
2,061,026	NetScout Systems, Inc. (c)	55,771,364
4,837,806	Okta, Inc. (c)	418,325,085
1,144,300	OneSpan, Inc.	14,692,812
4,594,217	Palo Alto Networks, Inc. (c)	846,254,771
1,037,538	Qualys, Inc. (c)	137,888,800
1,995,680	Rapid7, Inc. (c)	30,334,336
4,988,191	Rubrik, Inc., Class A (c)	381,496,848
1,323,133	Science Applications International Corp.	133,186,568
10,672,554	SentinelOne, Inc., Class A (c)	160,088,310
3,637,312	Tenable Holdings, Inc. (c)	85,585,951
3,729,660	Varonis Systems, Inc. (c)	122,332,848
1,736,583	Zscaler, Inc. (c)	390,592,248
		8,277,015,801
	Total Common Stocks	10,672,587,331
	(Cost $8,938,434,744)
Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
46,072,222	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (e)	$46,072,222
	(Cost $46,072,222)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.9%
$956,444,886	RBC Dominion Securities, Inc., 3.80% (e), dated 12/31/25, due 01/02/26, with a maturity value of $956,646,802. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 5.00%, due 01/22/26 to 11/15/55. The value of the collateral including accrued interest is $975,573,784. (f)	956,444,886
	(Cost $956,444,886)

	Total Investments — 108.9%	11,675,104,439
	(Cost $9,940,951,852)
	Net Other Assets and Liabilities — (8.9)%	(950,669,136)
	Net Assets — 100.0%	$10,724,435,303

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $918,131,938 and
the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $956,444,886.

(e)	Rate shown reflects yield as of December 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Information Technology	79.9%
Industrials	11.5
Repurchase Agreements	8.2
Money Market Funds	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,672,587,331	$10,672,587,331	$—	$—
Money Market Funds	46,072,222	46,072,222	—	—
Repurchase Agreements	956,444,886	—	956,444,886	—
Total Investments	$11,675,104,439	$10,718,659,553	$956,444,886	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 1.6%
139	ANDRITZ AG (EUR)	$10,904
413	BAWAG Group AG (EUR) (c) (d)	62,611
		73,515
	Belgium — 1.6%
261	UCB S.A. (EUR)	73,185
	Bermuda — 4.8%
2,036	SiriusPoint Ltd. (e)	44,568
2,527	Viking Holdings Ltd. (e)	180,453
		225,021
	Cayman Islands — 3.3%
3,899	Amer Sports, Inc. (e)	145,628
1,118	IHS Holding Ltd. (e)	8,340
		153,968
	Cyprus — 0.2%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
329	Theon International PLC (EUR) (i)	10,362
		10,362
	Finland — 2.1%
12,134	Mandatum Oyj (EUR)	98,165
	France — 2.0%
5,917	Canal+ SA (GBP)	21,263
1,192	Exosens SAS (EUR)	67,871
323	Nanobiotix S.A. (EUR) (e)	7,402
		96,536
	Germany — 13.4%
1,006	Aumovio SE (EUR) (e)	50,766
1,185	Auto1 Group SE (EUR) (e)	38,018
733	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	39,298
2,656	E.ON SE (EUR)	50,331
944	Fresenius SE & Co. KGaA (EUR)	54,338
54	Friedrich Vorwerk Group SE (EUR)	5,178
104	HOCHTIEF AG (EUR)	41,188
939	IONOS Group SE (EUR) (e)	29,519
1,232	Jumia Technologies AG, ADR (e)	15,388
182	Pfisterer Holding SE (EUR) (e)	16,362
134	RENK Group AG (EUR)	8,444
1,267	Schaeffler AG (EUR)	12,448
1,732	Siemens Energy AG (EUR) (e)	245,068
341	Tkms AG& Co. KGaA (EUR) (e)	26,489
		632,835
Shares	Description	Value

	Greece — 1.3%
1,557	Athens International Airport S.A. (EUR)	$19,652
4,600	Optima bank S.A. (EUR)	41,679
		61,331
	Guernsey — 1.2%
2,547	Genius Sports Ltd. (e)	28,068
2,373	Super Group SGHC Ltd.	28,357
		56,425
	Ireland — 1.8%
674	CRH PLC	84,115
	Italy — 7.7%
157	Banca Generali S.p.A. (EUR)	10,554
166	Banca IFIS S.p.A. (EUR)	4,951
10,159	Banco BPM S.p.A. (EUR)	155,444
2,497	Hera S.p.A. (EUR)	11,796
4,893	Lottomatica Group S.p.A. (EUR)	128,805
397	Prysmian S.p.A. (EUR)	40,301
876	Technoprobe S.p.A. (EUR) (e)	12,560
		364,411
	Jersey — 0.1%
268	Coinshares International Ltd. (SEK)	3,377
	Luxembourg — 1.1%
8,070	Zabka Group S.A. (PLN) (e)	51,477
	Netherlands — 4.1%
71	COSMO Pharmaceuticals N.V. (CHF)	9,430
325	CTP N.V. (EUR) (c) (d)	6,814
347	Iveco Group N.V. (EUR)	7,656
3,079	Magnum Ice Cream (The) Co. N.V. (EUR) (e)	49,269
304	Newamsterdam Pharma Co. N.V. (e)	10,664
644	Pharvaris N.V. (e)	17,871
1,233	Prosus N.V. (EUR)	76,581
359	Technip Energies N.V. (EUR)	13,703
		191,988
	Norway — 5.6%
1,321	DOF Group ASA (NOK)	12,483
2,347	Gjensidige Forsikring ASA (NOK)	70,317
384	Hoegh Autoliners ASA (NOK)	3,735
2,816	LINK Mobility Group Holding ASA (NOK) (e)	9,470
429	NORBIT ASA (NOK)	7,967
7,239	Norconsult Norge A/S (NOK)	32,963
2,653	Norsk Hydro ASA (NOK)	20,582
2,686	Orkla ASA (NOK)	29,978
4,780	SATS ASA (NOK)	19,253

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
1,762	SpareBank 1 Sor-Norge ASA (NOK)	$34,681
6,695	Var Energi ASA (NOK)	21,918
		263,347
	Poland — 0.3%
317	Diagnostyka S.A., Series D/E/F (PLN)	15,099
	South Africa — 3.3%
1,868	Valterra Platinum Ltd. (GBP)	156,617
	Spain — 2.8%
33,683	Banco de Sabadell S.A. (EUR)	133,201
	Sweden — 6.7%
564	Ambea AB (SEK) (c) (d)	8,656
514	Asker Healthcare Group AB (SEK) (e)	4,712
832	BioArctic AB (SEK) (c) (d) (e)	28,087
805	Enity Holding AB (SEK) (e)	9,116
759	Intea Fastigheter AB (SEK) (e)	5,445
2,011	NOBA Bank Group AB (SEK) (e)	25,732
2,523	Nordnet AB publ (SEK)	74,047
4,118	Rusta AB (SEK)	38,691
3,606	Scandic Hotels Group AB (SEK) (c) (d)	38,111
1,983	Synsam AB (SEK)	14,539
3,268	Tele2 AB, Class B (SEK)	54,860
3,995	Volvo Car AB, Class B (SEK) (e)	13,322
		315,318
	Switzerland — 22.4%
1,267	Accelleron Industries AG (CHF)	98,452
196	Avolta AG (CHF)	11,664
1,595	Galderma Group AG (CHF)	326,410
30	Geberit AG (CHF)	23,467
2,280	Holcim AG (CHF)	223,826
217	Roche Holding AG (CHF)	89,912
2,508	Sandoz Group AG (CHF)	183,137
888	SMG Swiss Marketplace Group AG (CHF) (c) (d) (e)	40,751
2,263	Sportradar Group AG, Class A (e)	53,792
		1,051,411
	United Kingdom — 11.0%
4,320	Aberdeen Group PLC (GBP)	11,972
711	ARM Holdings PLC, ADR (e)	77,719
991	Centessa Pharmaceuticals PLC, ADR (e)	24,785
5,297	Dowlais Group PLC (GBP)	5,998
914	Drax Group PLC (GBP)	10,312
Shares	Description	Value

	United Kingdom (Continued)
2,266	Endeavour Mining PLC (CAD)	$116,689
683	GSK PLC, ADR	33,494
10,152	Haleon PLC (GBP)	51,289
2,590	Informa PLC (GBP)	30,862
482	Klarna Group PLC (e) (i)	13,935
9,677	M&G PLC (GBP)	37,358
287	Marex Group PLC	11,009
2,391	OSB Group PLC (GBP)	20,546
545	Rio Tinto PLC (GBP)	44,034
6,723	Serco Group PLC (GBP)	25,302
		515,304
	United States — 1.4%
1,461	Atai Beckley, Inc. (e)	5,976
2,274	Gen Digital, Inc.	61,830
		67,806
	Total Common Stocks	4,694,814
	(Cost $3,978,391)
MONEY MARKET FUNDS — 0.2%
7,022	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (j)	7,022
	(Cost $7,022)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$13,997	Bank of America Corp., 3.82% (j), dated 12/31/25, due 01/02/26, with a maturity value of $14,000. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $14,277. (k)	13,997
	(Cost $13,997)

	Total Investments — 100.3%	4,715,833
	(Cost $3,999,410)
	Net Other Assets and Liabilities — (0.3)%	(12,857)
	Net Assets — 100.0%	$4,702,976

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $13,370 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,997.

(j)	Rate shown reflects yield as of December 31, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Health Care	20.0%
Consumer Discretionary	19.9
Financials	18.3
Industrials	14.4
Materials	13.7
Information Technology	4.2
Communication Services	3.3
Consumer Staples	2.8
Utilities	1.5
All Other	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	35.2%
CHF	21.3
USD	18.4
GBP	8.8
SEK	6.8
NOK	5.6
CAD	2.5
PLN	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$10,362	$10,362	$—	$— **
Other Country Categories*	4,684,452	4,684,452	—	—
Money Market Funds	7,022	7,022	—	—
Repurchase Agreements	13,997	—	13,997	—
Total Investments	$4,715,833	$4,701,836	$13,997	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Australia — 3.4%
19,635	CAR Group Ltd. (AUD)	$403,062
13,975	IREN Ltd. (c)	527,836
2,561	REA Group Ltd. (AUD)	313,430
10,764	WiseTech Global Ltd. (AUD)	491,774
		1,736,102
	Canada — 10.4%
4,360	Descartes Systems Group (The), Inc. (CAD) (c)	382,490
30,677	Shopify, Inc., Class A (CAD) (c)	4,939,432
		5,321,922
	Cayman Islands — 51.3%
261,568	Alibaba Group Holding Ltd. (HKD)	4,799,351
112,369	Baidu, Inc., Class A (HKD) (c)	1,898,637
3,116	Futu Holdings Ltd., ADR (c)	511,679
53,790	JD Health International, Inc. (HKD) (c) (d) (e)	383,587
137,082	JD.com, Inc., Class A (HKD)	1,965,687
144,666	Kuaishou Technology (HKD) (d) (e)	1,188,712
180,340	Meituan, Class B (HKD) (c) (d) (e)	2,393,658
85,523	NetEase, Inc. (HKD)	2,358,209
22,822	PDD Holdings, Inc., ADR (c)	2,587,787
18,651	Sea Ltd., ADR (c)	2,379,308
66,455	Tencent Holdings Ltd. (HKD)	5,114,748
25,540	Tencent Music Entertainment Group, ADR	447,716
11,772	Vipshop Holdings Ltd., ADR	208,247
		26,237,326
	Germany — 2.0%
11,140	Delivery Hero SE (EUR) (c) (d) (e)	297,444
3,731	Scout24 SE (EUR) (d) (e)	376,204
11,221	Zalando SE (EUR) (c) (d) (e)	334,156
		1,007,804
	Isle Of Man — 0.6%
31,408	Entain PLC (GBP)	324,550
	Japan — 3.2%
127,576	LY Corp. (JPY)	339,790
23,000	M3, Inc. (JPY)	310,406
20,382	Nexon Co., Ltd. (JPY)	497,969
77,673	Rakuten Group, Inc. (JPY) (c)	497,853
		1,646,018
	Luxembourg — 5.4%
40,106	Allegro.eu S.A. (PLN) (c) (d) (e)	346,542
4,170	Spotify Technology S.A. (c)	2,421,561
		2,768,103
Shares	Description	Value

	Netherlands — 9.6%
1,487	Adyen N.V. (EUR) (c) (d) (e)	$2,402,841
40,123	Prosus N.V. (EUR)	2,492,009
		4,894,850
	New Zealand — 1.3%
8,541	Xero Ltd. (AUD) (c)	649,897
	South Africa — 4.9%
37,182	Naspers Ltd., Class N (ZAR)	2,479,945
	South Korea — 4.2%
15,519	Kakao Corp. (KRW)	647,456
1,482	Krafton, Inc. (KRW) (c)	253,078
7,274	NAVER Corp. (KRW)	1,224,494
		2,125,028
	Switzerland — 0.8%
675	Swissquote Group Holding S.A. (CHF)	415,004
	Taiwan — 0.6%
13,462	International Games System Co., Ltd. (TWD)	308,910
	United Kingdom — 1.5%
44,583	Auto Trader Group PLC (GBP) (d) (e)	352,399
35,689	Wise PLC, Class A (GBP) (c)	428,632
		781,031
	Total Common Stocks	50,696,490
	(Cost $56,055,960)
MONEY MARKET FUNDS — 0.1%
48,289	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	48,289
	(Cost $48,289)

	Total Investments — 99.3%	50,744,779
	(Cost $56,104,249)
	Net Other Assets and Liabilities — 0.7%	375,976
	Net Assets — 100.0%	$51,120,755

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Consumer Discretionary	41.6%
Communication Services	35.8
Information Technology	13.8
Financials	7.4
Consumer Staples	0.7
Health Care	0.6
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	39.6%
USD	18.0
EUR	11.6
CAD	10.5
ZAR	4.9
KRW	4.2
AUD	3.7
JPY	3.2
GBP	2.2
CHF	0.8
PLN	0.7
TWD	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$50,696,490	$50,696,490	$—	$—
Money Market Funds	48,289	48,289	—	—
Total Investments	$50,744,779	$50,744,779	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 1.5%
676	Credicorp Ltd.	$194,012
	Brazil — 14.1%
29,678	Ambev S.A. (BRL)	75,065
9,549	Axia Energia (BRL)	88,193
2,509	Axia Energia, (Preference Shares) (BRL) (c)	22,490
36,063	B3 S.A. - Brasil Bolsa Balcao (BRL)	91,412
44,588	Banco Bradesco S.A. (Preference Shares) (BRL)	148,010
19,687	Banco do Brasil S.A. (BRL)	78,752
25,950	Banco Santander Brasil S.A. (BRL)	161,295
41,142	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	294,539
42,964	Itausa S.A. (Preference Shares) (BRL)	91,577
57,129	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	321,313
20,063	Vale S.A. (BRL)	263,467
13,718	WEG S.A. (BRL)	121,440
		1,757,553
	Hungary — 2.8%
3,215	OTP Bank Nyrt (HUF)	345,065
	India — 13.9%
1,204	Adani Ports & Special Economic Zone Ltd. (INR)	19,689
741	Asian Paints Ltd. (INR)	22,833
367	Avenue Supermarts Ltd. (INR) (c) (d) (e)	15,444
4,161	Axis Bank Ltd. (INR)	58,767
168	Bajaj Auto Ltd. (INR)	17,464
3,946	Bajaj Finance Ltd. (INR)	43,324
852	Bajaj Finserv Ltd. (INR)	19,337
5,410	Bharat Electronics Ltd. (INR)	24,053
4,174	Bharti Airtel Ltd. (INR)	97,784
893	Cipla Ltd. (INR)	15,016
11,159	Eternal Ltd. (INR) (c)	34,521
543	Grasim Industries Ltd. (INR)	17,091
1,370	HCL Technologies Ltd. (INR)	24,743
21,615	HDFC Bank Ltd. (INR)	238,373
2,067	Hindalco Industries Ltd. (INR)	20,392
1,190	Hindustan Unilever Ltd. (INR)	30,662
10,306	ICICI Bank Ltd. (INR)	153,983
4,838	Infosys Ltd. (INR)	86,953
310	InterGlobe Aviation Ltd. (INR) (d) (e)	17,451
11,169	ITC Ltd. (INR)	50,079
1,314	JSW Steel Ltd. (INR)	17,029
Shares	Description	Value

	India (Continued)
2,071	Kotak Mahindra Bank Ltd. (INR)	$50,718
1,218	Kwality Wall’s India Ltd. (INR) (c) (f) (g)	517
1,494	Larsen & Toubro Ltd. (INR)	67,877
1,364	Mahindra & Mahindra Ltd. (INR)	56,290
183	Maruti Suzuki India Ltd. (INR)	33,996
6,495	NTPC Ltd. (INR)	23,814
6,390	Power Grid Corp. of India Ltd. (INR)	18,812
9,422	Reliance Industries Ltd. (INR)	164,624
42	Shree Cement Ltd. (INR)	12,418
2,067	Shriram Finance Ltd. (INR)	22,910
5,269	State Bank of India (INR)	57,580
1,593	Sun Pharmaceutical Industries Ltd. (INR)	30,480
1,335	Tata Consultancy Services Ltd. (INR)	47,622
2,964	Tata Motors Passenger Vehicles Ltd. (INR)	12,114
11,643	Tata Steel Ltd. (INR)	23,328
846	Tech Mahindra Ltd. (INR)	14,975
560	Titan Co., Ltd. (INR)	25,243
315	Trent Ltd. (INR)	14,997
176	UltraTech Cement Ltd. (INR)	23,075
		1,726,378
	Mexico — 13.6%
305,164	America Movil S.A.B. de C.V., Series B (MXN)	315,713
23,581	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	238,148
31,559	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	292,570
70,592	Grupo Mexico S.A.B. de C.V., Series B (MXN)	666,542
56,517	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	176,166
		1,689,139
	Poland — 6.1%
3,344	Bank Polska Kasa Opieki S.A. (PLN)	191,046
9,262	ORLEN S.A. (PLN)	247,958
13,657	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	323,964
		762,968
	South Africa — 12.0%
740	Capitec Bank Holdings Ltd. (ZAR)	185,706
42,096	FirstRand Ltd. (ZAR)	230,689

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
7,200	Gold Fields Ltd. (ZAR)	$315,526
13,515	MTN Group Ltd. (ZAR)	138,333
6,514	Naspers Ltd., Class N (ZAR)	434,467
10,734	Standard Bank Group Ltd. (ZAR)	188,234
		1,492,955
	South Korea — 18.2%
75	Alteogen, Inc. (KRW) (c)	23,403
338	Celltrion, Inc. (KRW)	42,468
622	Hana Financial Group, Inc. (KRW)	40,630
81	Hanwha Aerospace Co., Ltd. (KRW) (c)	52,911
129	Hyundai Mobis Co., Ltd. (KRW)	33,402
404	Hyundai Motor Co. (KRW)	83,153
806	KB Financial Group, Inc. (KRW)	69,771
529	Kia Corp. (KRW)	44,727
287	NAVER Corp. (KRW)	48,313
167	POSCO Holdings, Inc. (KRW)	35,358
22	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	25,886
13,860	Samsung Electronics Co., Ltd. (KRW)	1,153,597
12	Samsung Episholdings Co., Ltd. (KRW) (c)	6,189
1,038	Shinhan Financial Group Co., Ltd. (KRW)	55,411
1,215	SK hynix, Inc. (KRW)	549,072
		2,264,291
	Taiwan — 14.8%
4,413	ASE Technology Holding Co., Ltd. (TWD)	35,183
874	Asustek Computer, Inc. (TWD)	15,243
11,678	Cathay Financial Holding Co., Ltd. (TWD)	28,172
5,585	Chunghwa Telecom Co., Ltd. (TWD)	23,196
23,127	CTBC Financial Holding Co., Ltd. (TWD)	36,950
2,432	Delta Electronics, Inc. (TWD)	74,538
18,755	E.Sun Financial Holding Co., Ltd. (TWD)	20,146
2,452	Evergreen Marine Corp. Taiwan Ltd. (TWD)	14,827
15,159	First Financial Holding Co., Ltd. (TWD)	14,184
10,309	Fubon Financial Holding Co., Ltd. (TWD)	31,530
15,484	Hon Hai Precision Industry Co., Ltd. (TWD)	113,590
Shares	Description	Value

	Taiwan (Continued)
1,884	MediaTek, Inc. (TWD)	$85,744
14,971	Mega Financial Holding Co., Ltd. (TWD)	19,059
739	Novatek Microelectronics Corp. (TWD)	8,796
3,509	Quanta Computer, Inc. (TWD)	30,377
25,022	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,234,357
6,029	Uni-President Enterprises Corp. (TWD)	14,794
15,316	United Microelectronics Corp. (TWD)	24,007
16,726	Yuanta Financial Holding Co., Ltd. (TWD)	20,921
		1,845,614
	United Kingdom — 2.8%
4,021	Anglogold Ashanti PLC (ZAR)	347,989
	Total Common Stocks	12,425,964
	(Cost $8,575,033)
MONEY MARKET FUNDS — 0.3%
31,723	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (h)	31,723
	(Cost $31,723)

	Total Investments — 100.1%	12,457,687
	(Cost $8,606,756)
	Net Other Assets and Liabilities — (0.1)%	(7,636)
	Net Assets — 100.0%	$12,450,051

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $517 or 0.0% of net assets.

(h)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	30.5%
Information Technology	28.1
Materials	14.2
Consumer Discretionary	6.3
Energy	5.9
Communication Services	5.0
Consumer Staples	4.8
Industrials	2.6
Utilities	1.2
All Other	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	18.2%
TWD	14.8
ZAR	14.8
BRL	14.1
INR	13.9
MXN	13.6
PLN	6.1
HUF	2.8
USD	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
India	$1,726,378	$1,725,861	$517	$—
Other Country Categories*	10,699,586	10,699,586	—	—
Money Market Funds	31,723	31,723	—	—
Total Investments	$12,457,687	$12,457,170	$517	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Brazil — 12.8%
211,586	B3 S.A. - Brasil Bolsa Balcao (BRL)	$536,325
48,839	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	1,188,847
246,160	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	503,124
272,741	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,952,576
252,114	Itausa S.A. (Preference Shares) (BRL)	537,377
84,101	PRIO S.A. (BRL) (c)	635,698
205,370	WEG S.A. (BRL)	1,818,057
		7,172,004
	Cayman Islands — 0.2%
945	Alchip Technologies Ltd. (TWD)	105,566
	Chile — 1.5%
1,757,046	Banco de Chile (CLP)	339,379
4,263	Banco de Credito e Inversiones S.A. (CLP)	276,363
2,512,895	Banco Santander Chile (CLP)	198,334
		814,076
	Colombia — 0.8%
29,234	Grupo Cibest S.A. (Preference Shares) (COP)	462,931
	Greece — 1.7%
101,599	Eurobank S.A. (EUR)	408,942
34,038	National Bank of Greece S.A. (EUR)	520,018
		928,960
	Mexico — 8.5%
38,871	Arca Continental S.A.B. de C.V. (MXN)	420,668
51,841	Coca-Cola Femsa S.A.B. de C.V. (MXN)	492,486
13,396	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	430,859
193,288	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	1,791,892
522,248	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,627,865
		4,763,770
	Peru — 1.1%
22,603	Cia de Minas Buenaventura S.A.A., ADR	629,042
Shares	Description	Value

	Philippines — 3.9%
111,500	Bank of the Philippine Islands (PHP)	$220,034
107,418	BDO Unibank, Inc. (PHP)	245,756
106,560	International Container Terminal Services, Inc. (PHP)	1,026,975
60,260	SM Investments Corp. (PHP)	716,473
		2,209,238
	Poland — 7.6%
8,531	Bank Polska Kasa Opieki S.A. (PLN)	487,384
49,568	Dino Polska S.A. (PLN) (c) (d) (e)	570,929
14,141	KGHM Polska Miedz S.A. (PLN) (c)	1,106,070
108	LPP S.A. (PLN)	626,039
34,842	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	826,503
23,088	Powszechny Zaklad Ubezpieczen S.A. (PLN)	429,218
1,568	Santander Bank Polska S.A. (PLN)	238,214
		4,284,357
	South Africa — 19.2%
33,427	Absa Group Ltd. (ZAR)	483,157
13,551	Bid Corp., Ltd. (ZAR)	345,215
3,652	Capitec Bank Holdings Ltd. (ZAR)	916,484
9,509	Clicks Group Ltd. (ZAR)	193,264
23,823	Discovery Ltd. (ZAR)	327,394
207,784	FirstRand Ltd. (ZAR)	1,138,671
46,032	Gold Fields Ltd. (ZAR)	2,017,263
36,443	Impala Platinum Holdings Ltd. (ZAR)	576,574
32,156	Naspers Ltd., Class N (ZAR)	2,144,724
19,077	Nedbank Group Ltd. (ZAR)	306,730
73,105	Sanlam Ltd. (ZAR)	434,789
52,982	Standard Bank Group Ltd. (ZAR)	929,105
9,135	Valterra Platinum Ltd. (ZAR)	777,556
24,097	Vodacom Group Ltd. (ZAR)	205,625
		10,796,551
	South Korea — 23.4%
2,258	Celltrion, Inc. (KRW)	283,710
681	DB Insurance Co., Ltd. (KRW)	61,976
4,158	Hana Financial Group, Inc. (KRW)	271,610
335	HD Hyundai Electric Co., Ltd. (KRW)	179,994
272	HD Hyundai Heavy Industries Co., Ltd. (KRW)	96,108
6,535	HMM Co., Ltd. (KRW)	92,997

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
70	Hyosung Heavy Industries Corp. (KRW) (c)	$86,543
859	Hyundai Mobis Co., Ltd. (KRW)	222,420
1,074	Hyundai Rotem Co., Ltd. (KRW)	140,088
5,383	KB Financial Group, Inc. (KRW)	465,975
3,533	Kia Corp. (KRW)	298,719
510	Krafton, Inc. (KRW) (c)	87,092
1,920	NAVER Corp. (KRW)	323,210
142	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	167,082
813	Samsung Electro-Mechanics Co., Ltd. (KRW) (c)	143,914
65,076	Samsung Electronics Co., Ltd. (KRW)	5,416,412
82	Samsung Episholdings Co., Ltd. (KRW) (c)	42,293
505	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	174,229
1,152	Samsung Life Insurance Co., Ltd. (KRW)	126,032
6,931	Shinhan Financial Group Co., Ltd. (KRW)	369,993
7,932	SK hynix, Inc. (KRW)	3,584,556
1,274	SK Square Co., Ltd. (KRW) (c)	325,453
10,096	Woori Financial Group, Inc. (KRW)	196,236
		13,156,642
	Taiwan — 18.5%
6,042	Accton Technology Corp. (TWD)	227,869
5,724	Advantech Co., Ltd. (TWD)	52,466
3,425	Asia Vital Components Co., Ltd. (TWD)	164,598
8,275	Asustek Computer, Inc. (TWD)	144,323
110,588	Cathay Financial Holding Co., Ltd. (TWD)	266,787
92,062	Chang Hwa Commercial Bank Ltd. (TWD)	59,918
219,008	CTBC Financial Holding Co., Ltd. (TWD)	349,905
23,031	Delta Electronics, Inc. (TWD)	705,872
9,882	E Ink Holdings, Inc. (TWD)	62,273
177,609	E.Sun Financial Holding Co., Ltd. (TWD)	190,777
3,748	Elite Material Co., Ltd. (TWD)	196,224
836	eMemory Technology, Inc. (TWD)	46,030
143,550	First Financial Holding Co., Ltd. (TWD)	134,319
Shares	Description	Value

	Taiwan (Continued)
97,625	Fubon Financial Holding Co., Ltd. (TWD)	$298,587
126,340	Hua Nan Financial Holdings Co., Ltd. (TWD)	124,649
203,742	KGI Financial Holding Co., Ltd. (TWD)	111,855
840	King Slide Works Co., Ltd. (TWD)	100,253
979	Largan Precision Co., Ltd. (TWD)	77,739
26,894	Lite-On Technology Corp. (TWD)	139,946
17,842	MediaTek, Inc. (TWD)	812,020
141,770	Mega Financial Holding Co., Ltd. (TWD)	180,481
6,997	Novatek Microelectronics Corp. (TWD)	83,286
23,033	Pegatron Corp. (TWD)	50,288
3,613	PharmaEssentia Corp. (TWD)	54,045
33,226	Quanta Computer, Inc. (TWD)	287,630
5,741	Realtek Semiconductor Corp. (TWD)	89,348
47,700	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	61,636
153,059	SinoPac Financial Holdings Co., Ltd. (TWD)	139,319
131,708	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	101,860
90,803	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,479,389
298,097	TS Financial Holding Co., Ltd. (TWD)	193,542
145,041	United Microelectronics Corp. (TWD)	227,344
158,391	Yuanta Financial Holding Co., Ltd. (TWD)	198,112
		10,412,690
	Total Common Stocks	55,735,827
	(Cost $39,128,851)
MONEY MARKET FUNDS — 1.9%
1,049,944	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	1,049,944
	(Cost $1,049,944)

	Total Investments — 101.1%	56,785,771
	(Cost $40,178,795)
	Net Other Assets and Liabilities — (1.1)%	(608,724)
	Net Assets — 100.0%	$56,177,047

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	31.8%
Information Technology	30.3
Materials	9.0
Industrials	8.7
Consumer Staples	6.4
Consumer Discretionary	5.8
Utilities	3.0
Money Market Funds	1.8
Energy	1.1
All Other	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	23.2%
ZAR	19.0
TWD	18.5
BRL	12.6
MXN	8.4
PLN	7.6
PHP	3.9
USD	3.0
EUR	1.6
CLP	1.4
COP	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,735,827	$55,735,827	$—	$—
Money Market Funds	1,049,944	1,049,944	—	—
Total Investments	$56,785,771	$56,785,771	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, ISE CTA Cloud ComputingTM Index, Nasdaq CTA CybersecurityTM Index, Nasdaq Clean Edge Smart Grid InfrastructureTM Index and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.

First Trust Exchange-Traded Fund II
Additional Information (Continued)
December 31, 2025 (Unaudited)
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index and Emerging Markets Human Flourishing Index licensed herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.